Vanguard Institutional Intermediate-Term Bond Fund

Schedule of Investments (unaudited)
As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (60.9%)
U.S. Government Securities (16.3%)
	United States Treasury Note/Bond	1.125%	2/28/22	500,000	507,970
	United States Treasury Note/Bond	0.375%	3/31/22	250,000	250,897
	United States Treasury Note/Bond	0.125%	4/30/22	300,000	299,814
^	United States Treasury Note/Bond	1.625%	11/15/22	150,000	155,180
	United States Treasury Note/Bond	1.375%	2/15/23	235,000	242,417
	United States Treasury Note/Bond	0.500%	3/15/23	420,000	423,675
	United States Treasury Note/Bond	0.250%	4/15/23	450,000	450,985
	United States Treasury Note/Bond	0.125%	5/15/23	150,000	149,766
†	United States Treasury Note/Bond	2.875%	10/31/23	300,000	326,718
	United States Treasury Note/Bond	2.625%	12/31/23	94,000	101,946
	United States Treasury Note/Bond	1.500%	10/31/24	175,000	184,406
	United States Treasury Note/Bond	1.750%	12/31/24	75,000	79,992
	United States Treasury Note/Bond	1.375%	1/31/25	300,000	315,093
	United States Treasury Note/Bond	0.500%	3/31/25	400,000	404,124
	United States Treasury Note/Bond	2.250%	3/31/26	100,000	110,641
	United States Treasury Note/Bond	1.625%	11/30/26	175,000	188,043
	United States Treasury Note/Bond	1.750%	12/31/26	40,000	43,319
	United States Treasury Note/Bond	1.125%	2/28/27	72,000	75,094
	United States Treasury Note/Bond	0.625%	3/31/27	250,000	252,422
	United States Treasury Note/Bond	1.500%	2/15/30	120,000	129,674
					4,692,176
Agency Bonds and Notes (0.3%)
1	Fannie Mae Principal Strip	0.000%	1/15/30	4,900	4,344
	Federal Home Loan Banks	3.125%	6/13/25	6,300	7,118
	Federal Home Loan Banks	3.125%	9/12/25	7,050	8,003
	Federal Home Loan Banks	2.500%	12/10/27	8,450	9,471
	Federal Home Loan Banks	3.250%	6/9/28	2,100	2,480
	Federal Home Loan Banks	3.250%	11/16/28	27,975	33,322
1	Federal National Mortgage Assn.	1.875%	9/24/26	11,675	12,574
	Tennessee Valley Authority	2.875%	2/1/27	1,280	1,436
					78,748
Conventional Mortgage-Backed Securities (37.8%)
1,2	Fannie Mae Pool	2.000%	5/1/28–8/1/28	2,887	2,986
1,2	Fannie Mae Pool	2.500%	9/1/27–12/1/49	54,161	56,911
1,2,3Fannie Mae Pool		3.000%	8/1/21–3/1/50	1,382,776	1,455,590
1,2	Fannie Mae Pool	3.500%	8/1/20–2/1/50	866,508	925,497
1,2,3Fannie Mae Pool		4.000%	7/1/20–3/1/50	597,393	634,402
1,2	Fannie Mae Pool	4.500%	7/1/20–3/1/50	557,156	606,758
1,2	Fannie Mae Pool	5.000%	7/1/20–10/1/49	117,041	131,749
1,2	Fannie Mae Pool	5.500%	1/1/21–5/1/44	196,006	229,268
1,2	Fannie Mae Pool	6.000%	3/1/21–7/1/41	92,806	110,927
1,2	Fannie Mae Pool	6.500%	8/1/21–6/1/40	6,862	8,014
1,2	Fannie Mae Pool	7.000%	9/1/28–12/1/38	2,549	3,001

1,2	Fannie Mae Pool	7.500%	8/1/30–6/1/32	188	222
1,2	Fannie Mae Pool	8.000%	7/1/30–1/1/31	10	11
1,2	Fannie Mae Pool	8.500%	12/1/30	8	9
1,2	Freddie Mac Gold Pool	2.000%	9/1/28–1/1/32	4,853	5,031
1,2	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/47	20,754	21,898
1,2	Freddie Mac Gold Pool	3.000%	2/1/27–8/1/47	120,173	128,162
1,2	Freddie Mac Gold Pool	3.500%	8/1/20–3/1/49	233,285	247,559
1,2	Freddie Mac Gold Pool	4.000%	9/1/20–5/1/49	136,427	145,713
1,2	Freddie Mac Gold Pool	4.500%	3/1/21–2/1/49	81,259	88,990
1,2	Freddie Mac Gold Pool	5.000%	10/1/20–2/1/49	15,011	16,845
1,2	Freddie Mac Gold Pool	5.500%	2/1/32–8/1/40	22,069	24,815
1,2	Freddie Mac Gold Pool	6.000%	10/1/27–5/1/40	16,611	19,627
1,2	Freddie Mac Gold Pool	6.500%	2/1/29–9/1/39	7,605	8,812
1,2	Freddie Mac Gold Pool	7.000%	5/1/28–6/1/38	1,407	1,617
1,2	Freddie Mac Gold Pool	7.500%	3/1/30–5/1/38	2,107	2,447
1,2	Freddie Mac Gold Pool	8.000%	4/1/30–7/1/30	9	11
2	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	814	861
2	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	29,332	31,127
2	Ginnie Mae I Pool	3.500%	1/15/42–6/15/47	39,763	41,834
2	Ginnie Mae I Pool	4.000%	4/15/39–12/15/46	5,245	5,619
2	Ginnie Mae I Pool	4.500%	7/15/33–12/15/46	24,942	27,745
2	Ginnie Mae I Pool	5.000%	9/15/33–9/15/41	11,907	13,569
2	Ginnie Mae I Pool	5.500%	3/15/31–2/15/41	6,861	7,779
2	Ginnie Mae I Pool	6.000%	12/15/28–3/15/41	3,896	4,401
2	Ginnie Mae I Pool	6.500%	12/15/27–6/15/38	2,590	2,970
2	Ginnie Mae I Pool	7.000%	8/15/24–11/15/31	153	174
2	Ginnie Mae I Pool	7.500%	4/15/31–3/15/32	36	43
2	Ginnie Mae I Pool	8.000%	4/15/30–10/15/30	35	41
2	Ginnie Mae I Pool	8.500%	7/15/30	18	22
2	Ginnie Mae I Pool	9.000%	5/15/21–7/15/21	—	—
2,3	Ginnie Mae II Pool	2.500%	3/20/43–8/1/50	473,777	497,918
2	Ginnie Mae II Pool	3.000%	3/20/27–12/20/49	605,946	634,667
2,3	Ginnie Mae II Pool	3.500%	6/20/42–7/1/50	401,680	429,869
2	Ginnie Mae II Pool	4.000%	2/20/34–12/20/49	312,649	333,665
2	Ginnie Mae II Pool	4.500%	3/20/33–11/20/49	445,968	477,181
2	Ginnie Mae II Pool	5.000%	5/20/39–11/20/49	44,382	48,790
2	Ginnie Mae II Pool	5.500%	4/20/37–3/20/41	2,668	3,035
2	Ginnie Mae II Pool	6.000%	5/20/36–10/20/41	4,450	5,262
2	Ginnie Mae II Pool	6.500%	3/20/38–7/20/39	49	59
1,2,3UMBS Pool		2.000%	5/1/35–9/1/50	1,001,200	1,026,027
1,2,3UMBS Pool		2.500%	5/1/35–8/1/50	999,337	1,041,375
1,2,3UMBS Pool		3.000%	9/1/49–7/1/50	587,322	616,982
1,2,3UMBS Pool		3.500%	11/1/40–7/1/50	302,531	319,312
1,2,3UMBS Pool		4.000%	2/1/45–7/1/50	232,265	245,342
1,2	UMBS Pool	4.500%	4/1/49–3/1/50	130,496	136,966
1,2	UMBS Pool	5.000%	3/1/42–2/1/50	14,195	15,715
1,2	UMBS Pool	5.500%	4/1/38–4/1/41	27,782	32,300
1,2	UMBS Pool	6.000%	4/1/39	19,752	23,405
					10,900,927
Nonconventional Mortgage-Backed Securities (6.4%)
*,1,2 Fannie Mae Pool, 12M USD LIBOR +
	1.785%	4.035%	8/1/33	23	24
*,1,2 Fannie Mae Pool, 12M USD LIBOR +
	1.785%	4.410%	8/1/33	19	20
*,1,2 Fannie Mae Pool, 12M USD LIBOR +
	1.800%	4.484%	7/1/33	75	78

*,1,2 Fannie Mae Pool, 12M USD LIBOR +
	1.960%	4.585%	5/1/33	3	3
*,1,2 Fannie Mae Pool, 1YR CMT + 2.000%		3.699%	12/1/32	4	4
*,1,2 Fannie Mae Pool, 1YR CMT + 2.210%		3.406%	5/1/33	36	38
1,2	Fannie Mae REMICS	5.250%	9/25/41	7,145	8,408
1,2	Fannie Mae REMICS	1.750%	5/25/43–3/25/46	56,551	57,663
1,2	Fannie Mae REMICS	1.850%	8/25/46	12,055	12,457
1,2	Fannie Mae REMICS	3.500%	7/25/48	2,145	2,329
1,2	Fannie Mae REMICS	2.500%	9/25/49–12/25/49	146,466	154,593
1,2	Fannie Mae REMICS	2.750%	8/25/47	25,247	26,132
1,2	Fannie Mae REMICS	3.000%	2/25/43–9/25/48	159,606	166,256
1,2	Fannie Mae REMICS	3.500%	12/25/41–6/25/48	109,552	121,026
1,2	Fannie Mae REMICS	4.000%	12/25/47–10/25/48	44,910	50,599
*,1,2 Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.750%	4.368%	8/1/37	50	53
*,1,2 Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.961%	3.918%	10/1/32	9	10
*,1,2 Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.961%	3.961%	2/1/33	15	16
1,2	Freddie Mac REMICS	2.500%	9/25/49–2/25/50	84,915	89,697
1,2	Freddie Mac REMICS	3.000%	11/25/47–12/15/47	26,743	27,699
1,2	Freddie Mac REMICS	3.500%	4/15/38–3/25/50	133,574	143,346
1,2	Freddie Mac REMICS	4.000%	8/15/47–5/15/49	322,277	360,409
1,2	Freddie Mac REMICS	5.500%	8/15/38	13,397	15,655
1,2	Freddie Mac REMICS	6.500%	12/15/44–11/15/47	100,640	122,438
2	Ginnie Mae REMICS	3.000%	11/20/45–7/20/48	287,665	306,818
2	Ginnie Mae REMICS	3.500%	4/20/48–5/20/49	119,684	130,617
2	Ginnie Mae REMICS	4.000%	10/20/47–9/20/48	23,441	25,162
2	Ginnie Mae REMICS	6.500%	6/20/47–9/20/47	41,407	49,843
					1,871,393
Total U.S. Government and Agency Obligations (Cost $ 17,109,441)					17,543,244`
Asset-Backed/Commercial Mortgage-Backed Securities (12.7%)
2	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,770	1,809
2	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	1,602	1,624
2	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	4,910	5,182
2	Ally Auto Receivables Trust 2019-3	1.930%	5/15/24	12,310	12,587
2	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	710	738
2	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	21,500	21,953
2	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	20,180	20,651
2	American Express Credit Account Master
	Trust 2019-1	2.870%	10/15/24	9,530	9,928
2,4	Americold 2010 LLC Trust Series 2010-
	ARTA	4.954%	1/14/29	5,406	5,506
2,4	ARI Fleet Lease Trust 2020-A	1.800%	8/15/28	2,200	2,226
2,4	Aventura Mall Trust 2018-AVM	4.249%	7/5/40	460	479
2,4	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	2,745	2,749
2,4	Avis Budget Rental Car Funding AESOP
	LLC 2019-1A	3.450%	3/20/23	4,430	4,410
2	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.429%	9/15/48	280	296
2	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.441%	9/15/48	923	1,012
2	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.574%	2/15/50	330	369
2	BANK 2017 - BNK4	3.625%	5/15/50	280	315

2	BANK 2017 - BNK6	3.254%	7/15/60	4,580	5,016
2	BANK 2017 - BNK6	3.518%	7/15/60	1,110	1,246
2	BANK 2017 - BNK6	3.741%	7/15/60	440	490
2	BANK 2017 - BNK7	3.175%	9/15/60	13,570	14,861
2	BANK 2017 - BNK7	3.435%	9/15/60	1,190	1,331
2	BANK 2017 - BNK8	3.488%	11/15/50	2,670	3,003
2	BANK 2018 - BN10	3.641%	2/15/61	1,030	1,136
2	BANK 2018 - BN12	4.255%	5/15/61	780	920
2	BANK 2018 - BN14	4.185%	9/15/60	160	181
2	BANK 2018 - BN14	4.231%	9/15/60	1,055	1,245
2	BANK 2019 - BN17	3.623%	4/15/52	285	320
2	BANK 2019 - BN17	3.714%	4/15/52	4,459	5,169
2	BANK 2019 - BN19	3.183%	8/15/61	3,910	4,384
2	BANK 2019 - BN20	3.011%	9/15/62	7,180	7,959
2	BANK 2019 - BN23	2.846%	12/15/52	1,900	2,054
2	BANK 2019 - BN23	2.920%	12/15/52	11,780	13,001
2	BANK 2019 - BN24	2.960%	11/15/62	30,620	33,936
2	Bank of America Credit Card Trust 2019-A1	1.740%	1/15/25	9,550	9,818
2	BBCMS Mortgage Trust 2019-C5	3.063%	11/15/52	13,010	14,430
2	BBCMS Mortgage Trust 2020-C6	2.639%	2/15/53	2,515	2,706
2	Benchmark 2018-B1 Mortgage Trust	3.602%	1/15/51	640	702
2	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	1,360	1,495
2	Benchmark 2018-B6 Mortgage Trust	4.170%	10/10/51	211	239
2	Benchmark 2019-B10 Mortgage Trust	3.615%	3/15/62	305	340
2	Benchmark 2019-B15 Mortgage Trust	2.859%	12/15/72	5,250	5,637
2	Benchmark 2019-B15 Mortgage Trust	2.928%	12/15/72	20,500	22,620
2	Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	3,320	3,587
2	BMW Vehicle Owner Trust 2018-A	1.920%	1/25/24	24,330	24,909
2	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	9,710	9,931
*,2	Brazos Higher Education Authority Inc.
	Series 2005-3, 3M USD LIBOR + 0.200%	0.497%	6/25/26	1,184	1,177
*,2	Brazos Higher Education Authority Inc.
	Series 2011-1, 3M USD LIBOR + 0.800%	1.159%	2/25/30	842	819
2,4	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.220%	9/19/22	4,080	4,152
2,4	Canadian Pacer Auto Receivables Trust A
	Series 2019	2.960%	6/19/24	1,300	1,354
2,4	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.270%	12/19/22	5,910	5,960
2,4	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.440%	8/21/23	2,630	2,726
2,4	Canadian Pacer Auto Receiveable Trust A
	Series 2020	1.830%	7/19/24	8,600	8,765
2,4	Canadian Pacer Auto Receiveable Trust A
	Series 2020	1.890%	3/19/25	1,840	1,868
2	Cantor Commercial Real Estate Lending
	2019-CF3	3.006%	1/15/53	18,800	20,772
2	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	12,470	12,799
2	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	4,210	4,426
2	Capital One Auto Receivables Trust 2019-2	1.920%	5/15/24	28,620	29,273
2	Capital One Auto Receivables Trust 2020-1	1.600%	11/15/24	19,830	20,224
2	Capital One Auto Receivables Trust 2020-1	1.630%	8/15/25	3,550	3,670
2	Capital One Multi-Asset Execution Trust
	2019-A1	2.840%	12/15/24	29,470	30,615
2	CarMax Auto Owner Trust 2017-3	2.220%	11/15/22	9,990	10,149
2	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	2,470	2,525
2	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	7,400	7,615

2	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	19,170	19,579
2	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	9,680	10,182
2	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	11,640	11,992
2	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	4,290	4,566
2	CarMax Auto Owner Trust 2019-3	2.180%	8/15/24	27,410	28,199
2	CarMax Auto Owner Trust 2019-3	2.300%	4/15/25	5,000	5,218
2	CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	33,050	33,956
2	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	4,790	5,000
2	CarMax Auto Owner Trust 2020-1	2.030%	6/16/25	3,040	3,168
2	CCUBS Commercial Mortgage Trust 2017-
	C1	3.283%	11/15/50	5,000	5,514
2	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	110	117
2	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	1,250	1,393
2	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	480	534
2	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	785	876
2	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	36	36
2,4	CFCRE Commercial Mortgage Trust 2011-
	C2	5.930%	12/15/47	2,298	2,398
2	CFCRE Commercial Mortgage Trust 2016-
	C4	3.283%	5/10/58	3,376	3,640
2,4	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	8,958	9,094
2,4	Chesapeake Funding II LLC 2019-1	2.940%	4/15/31	18,881	19,217
2,4	Chesapeake Funding II LLC 2019-2	1.950%	9/15/31	14,418	14,575
2,4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	500	505
2	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	1,527	1,591
2	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	247	257
2	Citigroup Commercial Mortgage Trust 2014-
	GC19	3.753%	3/10/47	108	115
2	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	8,709	9,413
2	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	708	744
2	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	4,234	4,583
2	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.356%	7/10/47	705	750
2	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	1,575	1,695
2	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	275	289
2	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	1,640	1,744
2	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	4,607	4,985
2	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	20	21
2	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	620	682
2	Citigroup Commercial Mortgage Trust 2015-
	GC36	3.349%	2/10/49	2,600	2,846
2	Citigroup Commercial Mortgage Trust 2016-
	GC37	3.050%	4/10/49	4,200	4,432

2	Citigroup Commercial Mortgage Trust 2016-
	GC37	3.314%	4/10/49	4,000	4,344
2	Citigroup Commercial Mortgage Trust 2017-
	C4	3.471%	10/12/50	1,070	1,191
2	Citigroup Commercial Mortgage Trust 2017-
	P8	3.203%	9/15/50	4,560	4,954
2	Citigroup Commercial Mortgage Trust 2017-
	P8	3.465%	9/15/50	2,460	2,762
2	Citigroup Commercial Mortgage Trust 2018-
	C5	4.228%	6/10/51	65	76
2	Citigroup Commercial Mortgage Trust 2018-
	C6	4.343%	11/10/51	2,970	3,403
2	Citigroup Commercial Mortgage Trust 2019-
	C7	2.860%	12/15/72	10,150	10,888
2	Citigroup Commercial Mortgage Trust 2019-
	C7	3.042%	12/15/72	8,630	9,447
2	Citigroup Commercial Mortgage Trust 2019-
	C7	3.102%	12/15/72	20,500	22,765
2	CNH Equipment Trust 2017-C	2.080%	2/15/23	2,729	2,740
2	CNH Equipment Trust 2020-A	1.160%	6/16/25	7,250	7,314
2	CNH Equipment Trust 2020-A	1.510%	4/15/27	2,040	2,082
2	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	666	687
2	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	999	1,023
2,4	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	770	777
2	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	1,357	1,389
2	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	50	50
2	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	580	594
2,4	COMM 2013-300P Mortgage Trust	4.353%	8/10/30	910	976
2	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	2,059	2,204
2	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	922	1,002
2	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	506	513
2	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	371	393
2	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	2,128	2,292
2	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	4,200	4,575
2	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	10	11
2	COMM 2013-CCRE9 Mortgage Trust	4.362%	7/10/45	1,947	2,087
2,4	COMM 2013-CCRE9 Mortgage Trust	4.386%	7/10/45	2,331	2,407
2,4	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	363	376
2	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	160	171
2	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	748	769
2,4	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	1,400	1,361
2,4	COMM 2014-277P Mortgage Trust	3.732%	8/10/49	100	107
2	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	4,000	4,331
2	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	1,068	1,160
2	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	10	11
2	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	1,328	1,451
2	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	330	351
2	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	6,420	6,833
2	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	4,082	4,447
2	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	2,370	2,519
2	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,587	1,744
2	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	570	616
2	COMM 2015-CCRE24 Mortgage Trust	3.432%	8/10/48	2,516	2,700
2	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	2,916	3,223
2	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	1,838	2,018
2	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,386	3,732
2	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	1,195	1,284

2	COMM 2019-G44 Mortgage Trust	2.873%	8/15/57	2,050	2,217
2	COMM 2019-G44 Mortgage Trust	2.950%	8/15/57	9,970	10,976
2	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	857	949
2	CSAIL 2016-C7 Commercial Mortgage Trust	3.210%	11/15/49	3,400	3,677
2	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	2,713	3,003
2	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	1,280	1,413
2	CSAIL 2019-C18 Commercial Mortgage
	Trust	2.868%	12/15/52	2,050	2,217
2	CSAIL 2019-C18 Commercial Mortgage
	Trust	2.968%	12/15/52	17,500	19,134
2	CSAIL 2020-C19 Commercial Mortgage
	Trust	2.561%	3/15/53	4,500	4,816
2,4	Daimler Trucks Retail Trust 2019-1	2.770%	8/15/22	55,310	55,922
2,4	Daimler Trucks Retail Trust 2019-1	2.790%	5/15/25	7,420	7,596
2	DBJPM 16-C3 Mortgage Trust	2.632%	8/10/49	9,200	9,778
2	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	3,210	3,550
*,2,4 DELAM 2018-1, 1M USD LIBOR + 0.700%		0.894%	11/19/25	27,600	27,561
2,4	Dell Equipment Finance Trust 2019-1	2.830%	3/22/24	19,770	20,179
2	Discover Card Execution Note Trust 2018-A5	3.320%	3/15/24	12,560	13,005
2	Discover Card Execution Note Trust 2019-A1	3.040%	7/15/24	27,100	28,206
2	Discover Card Execution Note Trust 2019-A3	1.890%	10/15/24	20,950	21,646
2,4	DLL Securitization Trust Series 2018-1	3.100%	4/18/22	6,098	6,145
2,4	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	12,131	12,259
2,4	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	6,870	7,066
2,4	DLL Securitization Trust Series 2019-DA1	2.890%	4/20/23	11,180	11,403
2,4	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	8,160	8,505
2,4	DLL Securitization Trust Series 2019-MT3	2.080%	2/21/23	17,800	18,051
2,4	DLL Securitization Trust Series 2019-MT3	2.150%	9/21/26	10,200	10,426
2	Drive Auto Receivables Trust 2020-1	2.020%	11/15/23	3,180	3,220
*,2,4 Edsouth Indenture No 9 LLC 2015-1, 1M
	USD LIBOR + 0.800%	0.984%	10/25/56	241	230
2,4	Enterprise Fleet Financing LLC Series 2019-
	1	2.980%	10/20/24	5,176	5,256
2,4	Enterprise Fleet Financing LLC Series 2019-
	1	3.070%	10/20/24	9,750	10,155
2,4	Enterprise Fleet Financing LLC Series 2019-
	3	2.060%	5/20/25	12,940	13,139
2,4	Enterprise Fleet Financing LLC Series 2020-
	1	1.780%	12/22/25	26,940	27,327
2,4	Enterprise Fleet Financing LLC Series 2020-
	1	1.860%	12/22/25	3,400	3,452
1,2	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	6,921	7,625
1,2	Federal Home Loan Mortgage Corp 2017-
	357A	2.500%	9/15/47	19,355	20,485
2	Fifth Third Auto Trust 2017-1	2.030%	7/15/24	13,110	13,214
2,4	Flagship Credit Auto Trust 2020-1	1.490%	7/15/24	6,317	6,354
2	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	21,120	21,406
2	Ford Credit Auto Lease Trust 2020-A	1.850%	3/15/23	8,500	8,640
2,4	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	11,072	11,195
2,4	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	26,030	26,762
2,4	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	13,160	13,541
2	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	7,500	7,557
2	Ford Credit Auto Owner Trust 2018-B	3.240%	4/15/23	24,130	24,695
2	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	8,300	8,807
2,4	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	6,690	7,166
2,4	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	12,560	13,286
2,4	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	13,211	14,089

2	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	35,430	36,456
2	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	18,600	19,589
2,4	Ford Credit Auto Owner Trust 2020-1	2.040%	8/15/31	2,940	2,993
2	Ford Credit Auto Owner Trust 2020-A	1.040%	8/15/24	7,830	7,912
2	Ford Credit Auto Owner Trust 2020-A	1.350%	7/15/25	2,250	2,293
2	Ford Credit Auto Owner Trust 2020-B	0.560%	10/15/24	43,000	43,072
2	Ford Credit Auto Owner Trust 2020-B	0.790%	11/15/25	27,800	27,888
2	Ford Credit Floorplan Master Owner Trust A
	2019-3	2.230%	9/15/24	34,565	35,023
2	Ford Credit Floorplan Master Owner Trust A
	Series 2018-1	2.950%	5/15/23	54,110	55,097
2	Ford Credit Floorplan Master Owner Trust A
	Series 2018-3	3.520%	10/15/23	46,100	47,512
2	Ford Credit Floorplan Master Owner Trust A
	Series 2019-1	2.840%	3/15/24	25,280	25,795
2	GM Financial Automobile Leasing Trust
	2019-3	2.030%	6/20/22	23,630	23,906
2	GM Financial Automobile Leasing Trust
	2020-1	1.670%	12/20/22	6,480	6,574
2	GM Financial Automobile Leasing Trust
	2020-1	1.700%	12/20/23	1,400	1,427
2	GM Financial Automobile Leasing Trust
	2020-2	0.800%	7/20/23	12,390	12,413
2	GM Financial Automobile Leasing Trust
	2020-2	1.010%	7/22/24	1,640	1,643
2	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	4,430	4,621
2	GM Financial Consumer Automobile 2018-3	3.020%	5/16/23	16,231	16,515
2	GM Financial Consumer Automobile 2018-3	3.160%	1/16/24	5,820	6,100
2	GM Financial Consumer Automobile 2018-4	3.210%	10/16/23	14,260	14,596
2	GM Financial Consumer Automobile 2018-4	3.320%	6/17/24	8,450	8,958
2	GM Financial Consumer Automobile 2019-1	3.110%	7/16/24	11,470	12,104
2	GM Financial Consumer Automobile 2019-2	2.650%	2/16/24	27,340	28,015
2	GM Financial Consumer Automobile 2019-2	2.710%	8/16/24	8,260	8,679
2	GM Financial Consumer Automobile 2019-3	2.180%	4/16/24	15,340	15,691
2	GM Financial Consumer Automobile 2019-4	1.750%	7/16/24	26,510	26,972
2	GM Financial Consumer Automobile 2019-4	1.760%	1/16/25	3,710	3,819
2	GM Financial Consumer Automobile 2020-1	1.840%	9/16/24	8,640	8,841
2,4	GMF Floorplan Owner Revolving Trust 2019-
	1	2.700%	4/15/24	13,170	13,501
2,4	GMF Floorplan Owner Revolving Trust 2019-
	2	2.900%	4/15/26	27,600	28,343
2,4	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	9,816	9,892
2,4	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	25,470	27,054
*,2,4 Gosforth Funding 2018-1A plc, 3M USD
	LIBOR + 0.450%	0.809%	8/25/60	7,563	7,541
2,4	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.830%	6/17/24	3,690	3,767
2,4	GreatAmerica Leasing Receivables Funding
	LLC Series 2019-1	3.210%	2/18/25	4,110	4,330
2,4	GreatAmerica Leasing Receivables Funding
	LLC Series 2020-1	1.760%	8/15/23	14,300	14,446
2,4	GreatAmerica Leasing Receivables Funding
	LLC Series 2020-1	1.850%	2/16/26	3,100	3,132
2,4	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	233	241
2	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	1,055	1,105
2	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	30	31
2	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	5,884	6,368

2	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	210	229
2	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	140	150
2	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	1,680	1,788
2	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	3,640	3,944
2	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	90	96
2	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	40	43
2	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	5	5
2	GS Mortgage Securities Trust 2015-GC32	3.498%	7/10/48	7,000	7,571
2	GS Mortgage Securities Trust 2015-GC34	3.244%	10/10/48	2,060	2,215
2	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	2,520	2,755
2	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	180	193
2	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	2,490	2,787
2	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	720	844
2	GS Mortgage Securities Trust 2019-GC38	3.968%	2/10/52	2,600	3,018
2	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	1,170	1,296
2	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	2,400	2,647
2	GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	26,700	29,241
2	GS Mortgage Securities Trust-2020-GC45	2.843%	2/13/53	5,550	5,975
2	Harley-Davidson Motorcycle Trust 2019-A	2.340%	2/15/24	13,310	13,577
2	Harley-Davidson Motorcycle Trust 2019-A	2.390%	11/15/26	2,960	3,075
2	Harley-Davidson Motorcycle Trust 2020-A	1.930%	4/15/27	2,000	2,066
2	Harley-Davidson Motorcycles 2020-A	1.870%	10/15/24	6,220	6,364
2,4	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	2,242	2,206
2,4	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	3,332	3,300
2,4	Hilton USA Trust 2016-HHV	3.719%	11/5/38	30	31
*,2,4 Holmes Master Issuer plc 2018-1, 3M USD
	LIBOR + 0.360%	1.579%	10/15/54	6,630	6,622
*,2,4 Holmes Master Issuer plc 2018-2A, 3M USD
	LIBOR + 0.420%	1.639%	10/15/54	10,351	10,339
2	Honda Auto Receivables 2017-3 Owner
	Trust	1.980%	11/20/23	6,490	6,558
2	Honda Auto Receivables 2018-3 Owner
	Trust	3.070%	11/21/24	5,020	5,219
2	Honda Auto Receivables 2018-4 Owner
	Trust	2.520%	6/21/23	12,490	12,865
2	Honda Auto Receivables 2018-4 Owner
	Trust	2.540%	3/21/25	2,530	2,652
2	Honda Auto Receivables 2018-4 Owner
	Trust	3.300%	7/15/25	11,220	11,755
2	Honda Auto Receivables 2019-1 Owner
	Trust	2.900%	6/18/24	5,000	5,243
2	Honda Auto Receivables 2019-3 Owner
	Trust	1.780%	8/15/23	33,200	33,892
2	Honda Auto Receivables 2019-3 Owner
	Trust	1.850%	8/15/25	9,700	10,009
2	Honda Auto Receivables 2020-1 Owner
	Trust	1.610%	4/22/24	30,170	30,875
2	Honda Auto Receivables 2020-1 Owner
	Trust	1.630%	10/21/26	5,610	5,788
2	Honda Auto Receivables 2020-2 Owner
	Trust	0.820%	7/15/24	16,600	16,717
2	Honda Auto Receivables 2020-2 Owner
	Trust	1.090%	10/15/26	4,300	4,361
2,4	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	13,080	13,144
2,4	HPEFS Equipment Trust 2019-1	2.190%	9/20/29	6,896	6,948
2,4	HPEFS Equipment Trust 2019-1	2.210%	9/20/29	1,500	1,527
2,4	HPEFS Equipment Trust 2020-1A	1.760%	2/20/30	4,800	4,816

2,4	Hudson Yards 2019-30HY	3.228%	7/10/39	910	1,006
2,4	Hyundai Auto Lease Securitization Trust
	2019-A	3.050%	12/15/22	3,540	3,629
2,4	Hyundai Auto Lease Securitization Trust
	2019-B	2.040%	8/15/22	37,070	37,645
2,4	Hyundai Auto Lease Securitization Trust
	2020-A	1.950%	7/17/23	8,260	8,423
2	Hyundai Auto Receivables Trust 2019-A	2.710%	5/15/25	6,050	6,338
2	Hyundai Auto Receivables Trust 2019-B	1.940%	2/15/24	9,820	10,064
2	Hyundai Auto Receivables Trust 2019-B	2.000%	4/15/25	2,770	2,883
2	Hyundai Auto Receivables Trust 2020-A	1.410%	11/15/24	14,260	14,558
2	Hyundai Auto Receivables Trust 2020-A	1.720%	6/15/26	9,420	9,774
2,4	Hyundai Floorplan Master Owner Trust
	Series 2019-1A	2.680%	4/15/24	5,210	5,330
2,4	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	2,184	2,262
2	John Deere Owner Trust 2018-B	3.080%	11/15/22	20,368	20,690
2	John Deere Owner Trust 2018-B	2.910%	7/17/23	27,010	27,710
2	John Deere Owner Trust 2018-B	3.230%	6/16/25	7,720	8,001
2	John Deere Owner Trust 2018-B	3.000%	1/15/26	4,270	4,456
2	John Deere Owner Trust 2019-B	2.210%	12/15/23	9,580	9,790
2	John Deere Owner Trust 2019-B	2.320%	5/15/26	5,100	5,266
2,4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	2,585	2,591
2,4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.605%	8/15/46	1,383	1,429
2,4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	9,826	9,893
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	326	337
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	766	784
2,4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	1,523	1,531
2,4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	1,611	1,612
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	2,612	2,786
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	333	347
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	185	198
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	1,250	1,351
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	2,841	2,944
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2014-C20	3.461%	7/15/47	162	168
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP3	2.870%	8/15/49	1,525	1,630
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP5	3.723%	3/15/50	5,080	5,720
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.224%	7/15/50	3,830	4,209
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	2,170	2,418
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP7	3.454%	9/15/50	895	998

2	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.363%	7/15/45	1,220	1,268
2	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	3,137	3,317
2	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.175%	7/15/45	1,465	1,529
2	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	251	261
2	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	490	526
2	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	128	134
2	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	4,238	4,612
2	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	5,130	5,565
2	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	450	475
2	JPMBB Commercial Mortgage Securities
	Trust 2014-C19	3.997%	4/15/47	165	179
2	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.493%	8/15/47	184	194
2	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	1,144	1,241
2	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.231%	1/15/48	86	91
2	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	165	179
2	JPMBB Commercial Mortgage Securities
	Trust 2015-C27	3.179%	2/15/48	110	117
2	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	20	22
2	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	250	276
2	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	3,489	3,820
2	JPMDB Commercial Mortgage Securities
	Trust 2016-C4	3.141%	12/15/49	400	436
2	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	360	401
2	JPMDB Commercial Mortgage Securities
	Trust 2018-C8	4.211%	6/15/51	60	70
2,4	Kubota Credit Owner Trust 2020-1	1.960%	3/15/24	7,570	7,717
*,2,4 Lanark Master Issuer plc 2018-1A, 3M USD
	LIBOR + 0.420%	0.778%	12/22/69	2,889	2,881
*,2	Lanark Master Issuer plc 2018-2A, 3M USD
	LIBOR + 0.420%	0.778%	12/22/69	5,914	5,861
2,4	Lanark Master Issuer plc 2020-1A	2.277%	12/22/69	1,100	1,111
2	Mercedes-Benz Auto Lease Trust 2018-B	3.210%	9/15/21	2,420	2,439
2	Mercedes-Benz Auto Lease Trust 2019-A	3.100%	11/15/21	2,000	2,019
2	Mercedes-Benz Auto Lease Trust 2019-A	2.000%	10/17/22	20,760	21,075
2	Mercedes-Benz Auto Lease Trust 2020-A	1.840%	12/15/22	10,620	10,785
2	Mercedes-Benz Auto Lease Trust 2020-A	1.880%	9/15/25	4,100	4,189
2	Mercedes-Benz Auto Receivables Trust
	2018-1	3.150%	10/15/24	11,460	11,947
2	Mercedes-Benz Auto Receivables Trust
	2019-1	2.040%	1/15/26	11,300	11,731

2	Mercedes-Benz Auto Receivables Trust
	2020-1	0.550%	2/18/25	19,060	19,067
2	Mercedes-Benz Auto Receivables Trust
	2020-1	0.770%	10/15/26	5,050	5,060
2,4	Mercedes-Benz Master Owner Trust 2019-B	2.610%	5/15/24	17,360	17,755
2,4	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	359	366
2,4	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	6,130	6,307
2,4	MMAF Equipment Finance LLC 2017-A	2.410%	8/16/24	6,180	6,280
2,4	MMAF Equipment Finance LLC 2017-A	2.680%	7/16/27	3,090	3,241
2,4	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	4,730	4,962
2,4	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	2,580	2,810
2,4	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	4,430	4,811
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	2,605	2,684
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	1,116	1,152
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	1,036	1,062
2,4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-CKSV	3.277%	10/15/30	110	113
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.218%	7/15/46	5,387	5,773
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	1,236	1,323
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.298%	8/15/46	190	204
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	255	264
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	150	161
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C13	4.039%	11/15/46	85	92
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.064%	2/15/47	400	429
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.384%	2/15/47	200	215
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	1,887	2,016
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.051%	4/15/47	2,800	3,045
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	1,738	1,894
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.094%	6/15/47	330	351
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	370	400
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	60	65
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.326%	12/15/47	108	113
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	10	11
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.069%	2/15/48	139	144
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	60	64

2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.451%	7/15/50	11,430	12,272
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.719%	7/15/50	7,440	8,151
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.372%	10/15/48	2,500	2,714
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	4,848	5,341
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	3.325%	5/15/49	2,055	2,245
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.459%	12/15/49	5,600	6,171
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	3,763	4,212
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	1,250	1,396
2,4	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	2,251	2,251
2	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	7,386	8,163
2	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	760	823
2	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	487	520
2	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	5,373	5,938
2	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	1,260	1,369
2	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	4,257	4,791
2	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	790	903
2	Morgan Stanley Capital I Trust 2019-L3	3.127%	11/15/52	13,640	15,221
2	Morgan Stanley Captial I Trust 2016-BNK2	2.791%	11/15/49	1,590	1,672
*,2,4 Motor plc 2017-1A, 1M USD LIBOR +
	0.530%	0.714%	9/25/24	1,088	1,088
*,2,4 Navient Student Loan Trust 2016-2, 1M USD
	LIBOR + 1.050%	1.235%	6/25/65	709	710
*,2,4 Navient Student Loan Trust 2016-3, 1M USD
	LIBOR + 0.850%	1.034%	6/25/65	348	348
*,2,4 Navient Student Loan Trust 2016-6A, 1M
	USD LIBOR + 0.750%	0.934%	3/25/66	4,662	4,647
*,2,4 Navient Student Loan Trust 2017-1, 1M USD
	LIBOR + 0.750%	0.934%	7/26/66	9,754	9,739
2	Nissan Auto Lease Trust 2019-A	2.760%	3/15/22	12,290	12,456
2	Nissan Auto Lease Trust 2019-A	2.780%	7/15/24	6,030	6,171
2	Nissan Auto Lease Trust 2020-A	1.840%	1/17/23	11,340	11,526
2	Nissan Auto Receivables 2017-C Owner
	Trust	2.280%	2/15/24	22,360	22,844
2	Nissan Auto Receivables 2019-A Owner
	Trust	3.160%	12/16/24	6,700	7,047
2	Nissan Auto Receivables 2019-A Owner
	Trust	3.000%	9/15/25	5,690	6,022
2	Nissan Auto Receivables 2019-B Owner
	Trust	2.500%	11/15/23	12,860	13,235
2	Nissan Auto Receivables 2019-B Owner
	Trust	2.540%	12/15/25	2,500	2,629
2	Nissan Auto Receivables 2020-A Owner
	Trust	1.380%	12/16/24	20,890	21,291
2	Nissan Auto Receivables 2020-A Owner
	Trust	1.700%	5/17/27	6,910	7,151
2	Nissan Auto Receivables 2020-B Owner
	Trust	0.550%	7/15/24	23,110	23,123
2	Nissan Auto Receivables 2020-B Owner
	Trust	0.710%	1/15/27	3,240	3,244

2,4	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	1,250	793
*,2,4 Pepper Residential Securities Trust 2018-A,
	1M USD LIBOR + 0.950%	1.141%	3/12/47	1	1
*,2,4 Pepper Residential Securities Trust 2021-
	A1U, 1M USD LIBOR + 0.880%	1.075%	1/16/60	566	563
*,2,4 Pepper Residential Securities Trust 2022-
	A1U, 1M USD LIBOR + 1.000%	1.190%	6/20/60	8,093	8,029
*,2,4 Pepper Residential Securities Trust 2023-
	A1U, 1M USD LIBOR + 0.950%	1.144%	8/18/60	4,688	4,666
*,2,4 Permanent Master Issuer plc 2018-1A, 3M
	USD LIBOR + 0.380%	1.599%	7/15/58	4,530	4,528
2,4	PFS Financing Corp. 2017-B	2.220%	7/15/22	630	630
2,4	PFS Financing Corp. 2017-D	2.400%	10/17/22	880	884
2,4	PFS Financing Corp. 2018-D	3.190%	4/17/23	440	447
2,4	PFS Financing Corp. 2020-A	1.270%	6/16/25	6,100	6,115
§,2,4PFS Financing Corp. 2020-B		1.210%	6/17/24	3,700	3,700
*,2,4 PHEAA Student Loan Trust 2016-2A, 1M
	USD LIBOR + 0.950%	1.135%	11/25/65	4,030	3,887
2,4	Progress Residential 2018-SFR1 Trust	2.768%	8/17/34	179	182
2,4	Progress Residential 2020-SFR2 Trust	2.078%	6/18/37	780	802
2	Public Service New Hampshire Funding LLC
	2018-1	3.094%	2/1/26	3,481	3,575
*,2,4 Resimac Premier Series 2017-1A, 1M USD
	LIBOR + 0.950%	1.138%	9/11/48	704	703
*,2,4 Resimac Premier Series 2018-1A, 1M USD
	LIBOR + 0.800%	0.977%	11/10/49	562	560
*,2,4 Resimac Premier Series 2018-1NCA, 1M
	USD LIBOR + 0.850%	1.024%	12/5/59	696	694
*,2,4 Resimac Premier Series 2018-2, 1M USD
	LIBOR + 0.850%	1.027%	4/10/50	3,031	3,013
2,4	Santander Consumer Auto Receivables
	Trust 2020-A	1.370%	10/15/24	13,531	13,610
2,4	Santander Retail Auto Lease Trust 2019-A	2.770%	6/20/22	15,850	16,184
2,4	Santander Retail Auto Lease Trust 2020-A	1.690%	1/20/23	11,025	11,130
2,4	Santander Retail Auto Lease Trust 2020-A	1.740%	7/20/23	13,620	13,820
2,4	Santander Retail Auto Lease Trust 2020-A	1.760%	3/20/24	3,980	4,050
2,4	Securitized Term Auto Receivables Trust
	2018-1A	3.298%	11/25/22	3,100	3,179
2,4	Securitized Term Auto Receivables Trust
	2018-2A	3.544%	6/26/23	5,000	5,160
2	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	703	704
2,4	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	202	205
*,2,4 SMB Private Education Loan Trust 2016-B,
	1M USD LIBOR + 1.450%	1.635%	2/17/32	152	152
*,2,4 SMB Private Education Loan Trust 2016-C,
	1M USD LIBOR + 1.100%	1.285%	9/15/34	245	244
*,2,4 SMB Private Education Loan Trust 2017-A,
	1M USD LIBOR + 0.900%	1.085%	9/15/34	310	307
2,4	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	394	406
2,4	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	1,868	1,953
2,4	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	764	784
2,4	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	1,362	1,417
2,4	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	56	57
2,4	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	275	280
2,4	SoFi Professional Loan Program 2017-D
	LLC	2.650%	9/25/40	245	251
2,4	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	250	254

2,4	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	371	379
2,4	SoFi Professional Loan Program 2018-A LLC	2.390%	2/25/42	34	34
2,4	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	130	133
2,4	SoFi Professional Loan Program 2018-B LLC	3.340%	8/25/47	1,070	1,105
2,4	SoFi Professional Loan Program 2018-C
	LLC	3.590%	1/25/48	1,450	1,498
2,4	SoFi Professional Loan Program 2018-D
	LLC	3.120%	2/25/48	84	85
2,4	SoFi Professional Loan Program 2018-D
	LLC	3.600%	2/25/48	1,100	1,159
2	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	10,630	10,946
2	Synchrony Card Issuance Trust 2019-2A	2.340%	6/15/25	14,980	15,408
2	Synchrony Credit Card Master Note Trust
	2016-2	2.210%	5/15/24	6,820	6,885
2	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	10,670	11,043
2,4	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	100	106
2,4	Toyota Auto Loan Extended Note Trust
	2020-1	1.350%	5/25/33	8,600	8,729
2	Toyota Auto Receivables 2017-D Owner
	Trust	2.120%	2/15/23	955	971
2	Toyota Auto Receivables 2018-A Owner
	Trust	2.520%	5/15/23	540	554
2	Toyota Auto Receivables 2018-B Owner
	Trust	3.110%	11/15/23	10,350	10,842
2	Toyota Auto Receivables 2018-C Owner
	Trust	3.130%	2/15/24	14,720	15,481
2	Toyota Auto Receivables 2019-A Owner
	Trust	2.910%	7/17/23	44,780	46,101
2	Toyota Auto Receivables 2019-A Owner
	Trust	3.000%	5/15/24	3,800	4,043
2	Toyota Auto Receivables 2019-C Owner
	Trust	1.910%	9/15/23	34,940	35,681
2	Toyota Auto Receivables 2019-D Owner
	Trust	1.990%	2/18/25	6,850	7,125
2	Toyota Auto Receivables 2020-A Owner
	Trust	1.680%	5/15/25	6,600	6,787
2	Toyota Auto Receivables 2020-B Owner
	Trust	1.360%	8/15/24	11,210	11,412
2	Toyota Auto Receivables 2020-B Owner
	Trust	1.660%	9/15/25	4,570	4,731
2,4	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	3,800	3,840
2	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	273	281
2	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	2,795	3,161
2	UBS Commercial Mortgage Trust 2019-C16	3.460%	4/15/52	483	531
2,4	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	4,409	4,571
2	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	1,499	1,544
2	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	220	228
2	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	150	153
2	Verizon Owner Trust 2018-A	3.230%	4/20/23	20,830	21,282
2	Verizon Owner Trust 2019-A	2.930%	9/20/23	14,630	15,058
2	Verizon Owner Trust 2019-A	1.940%	4/22/24	28,360	29,095
2	Verizon Owner Trust 2020-A	1.850%	7/22/24	31,900	32,686
2,4	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	2,836	2,918

2 Volkswagen Auto Loan Enhanced Trust
2018-1	3.020%	11/21/22	13,794	14,028
2 Volkswagen Auto Loan Enhanced Trust
2018-1	3.150%	7/22/24	5,610	5,824
2 Volkswagen Auto Loan Enhanced Trust
2018-2	3.250%	4/20/23	32,530	33,294
2 Volkswagen Auto Loan Enhanced Trust
2018-2	3.330%	2/20/25	8,820	9,265
2 Volkswagen Auto Loan Enhanced Trust
2020-1	0.980%	11/20/24	23,190	23,447
2 Volkswagen Auto Loan Enhanced Trust
2020-1	1.260%	8/20/26	3,400	3,476
2 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	852	879
2 Wells Fargo Commercial Mortgage Trust
2012-LC5	3.539%	10/15/45	626	645
2 Wells Fargo Commercial Mortgage Trust
2013-LC12	3.928%	7/15/46	321	334
2 Wells Fargo Commercial Mortgage Trust
2013-LC12	4.218%	7/15/46	315	339
2 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.548%	8/15/50	29	31
2 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	30	32
2 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	10	11
2 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	102	109
2 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	3,199	3,466
2 Wells Fargo Commercial Mortgage Trust
2015-C30	3.664%	9/15/58	2,380	2,616
2 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	7,485	8,285
2 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	2,230	2,450
2 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	300	318
2 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	2,139	2,361
2 Wells Fargo Commercial Mortgage Trust
2016-C37	3.525%	12/15/49	1,810	1,996
2 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	1,285	1,438
2 Wells Fargo Commercial Mortgage Trust
2017-C39	3.157%	9/15/50	30	33
2 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	3,040	3,417
2 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	3,160	3,531
2 Wells Fargo Commercial Mortgage Trust
2017-C42	3.589%	12/15/50	4,890	5,512
2 Wells Fargo Commercial Mortgage Trust
2017-RC1	3.631%	1/15/60	396	442
2 Wells Fargo Commercial Mortgage Trust
2018-C46	4.152%	8/15/51	1,095	1,277

2	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.365%	9/15/61	2,470	2,832
2	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.442%	9/15/61	870	1,035
2	Wells Fargo Commercial Mortgage Trust
	2018-C48	4.245%	1/15/52	980	1,118
2	Wells Fargo Commercial Mortgage Trust
	2019-C49	3.933%	3/15/52	310	352
2	Wells Fargo Commercial Mortgage Trust
	2019-C50	3.635%	5/15/52	440	494
2	Wells Fargo Commercial Mortgage Trust
	2019-C54	3.146%	12/15/52	1,280	1,425
2,4	WFRBS Commercial Mortgage Trust 2011-
	C3	4.375%	3/15/44	1,303	1,323
2	WFRBS Commercial Mortgage Trust 2012-
	C7	3.431%	6/15/45	1,199	1,229
2	WFRBS Commercial Mortgage Trust 2012-
	C7	4.090%	6/15/45	683	704
2	WFRBS Commercial Mortgage Trust 2012-
	C8	3.001%	8/15/45	233	239
2	WFRBS Commercial Mortgage Trust 2012-
	C9	2.870%	11/15/45	2,374	2,433
2	WFRBS Commercial Mortgage Trust 2012-
	C9	3.388%	11/15/45	633	645
2	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	368	379
2	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	255	273
2	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	126	130
2	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	482	497
2	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	1,665	1,802
2	WFRBS Commercial Mortgage Trust 2014-
	C19	3.829%	3/15/47	2,540	2,726
2	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	1,215	1,332
2	WFRBS Commercial Mortgage Trust 2014-
	C21	3.410%	8/15/47	20	21
2	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	80	86
2	WFRBS Commercial Mortgage Trust 2014-
	C23	3.650%	10/15/57	5,231	5,591
2	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	925	1,005
2	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	3,190	3,440
2	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.766%	3/15/47	2,570	2,739
2	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	2,597	2,796
2	World Omni Auto Receivables Trust 2018-A	2.730%	2/15/24	10,860	11,233
2	World Omni Auto Receivables Trust 2018-D	3.330%	4/15/24	24,700	25,478
2	World Omni Auto Receivables Trust 2018-D	3.440%	12/16/24	3,070	3,275
2	World Omni Auto Receivables Trust 2019-A	3.220%	6/16/25	5,230	5,559
2	World Omni Auto Receivables Trust 2020-B	0.630%	5/15/25	25,510	25,546

2	World Omni Auto Receivables Trust 2020-B	0.820%	1/15/26	7,580	7,606
2	World Omni Automobile Lease Securitization
	Trust 2019-B	2.030%	11/15/22	27,800	28,319
2	World Omni Automobile Lease Securitization
	Trust 2020-A	1.790%	6/16/25	9,400	9,558
2,4	World Omni Select Auto Trust A Series
	2018-1 A3	3.460%	3/15/23	8,162	8,242
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,557,087)					3,665,467
Corporate Bonds (28.2%)
Finance (15.3%)
	Banking (13.1%)
	American Express Co.	3.700%	8/3/23	35,905	39,070
	American Express Co.	3.000%	10/30/24	18,265	19,748
4	Australia & New Zealand Banking Group Ltd.	4.875%	1/12/21	500	511
	Banco Santander SA	4.379%	4/12/28	2,585	2,890
	Banco Santander SA	3.306%	6/27/29	7,600	8,155
2	Bank of America Corp.	2.369%	7/21/21	3,005	3,005
2	Bank of America Corp.	2.328%	10/1/21	9,260	9,297
	Bank of America Corp.	3.300%	1/11/23	14,870	15,837
2	Bank of America Corp.	2.816%	7/21/23	44,800	46,536
2	Bank of America Corp.	3.004%	12/20/23	12,480	13,086
	Bank of America Corp.	4.125%	1/22/24	10,000	11,049
2	Bank of America Corp.	3.550%	3/5/24	107,080	114,017
2	Bank of America Corp.	3.864%	7/23/24	33,950	36,872
2	Bank of America Corp.	3.458%	3/15/25	22,500	24,385
	Bank of America Corp.	3.875%	8/1/25	4,582	5,195
2	Bank of America Corp.	3.366%	1/23/26	44,735	48,871
2	Bank of America Corp.	2.015%	2/13/26	10,000	10,345
	Bank of America Corp.	3.500%	4/19/26	3,998	4,502
2	Bank of America Corp.	1.319%	6/19/26	10,890	10,917
2	Bank of America Corp.	3.559%	4/23/27	2,777	3,095
	Bank of America Corp.	3.248%	10/21/27	4,500	4,966
2	Bank of America Corp.	3.824%	1/20/28	21,886	24,701
2	Bank of America Corp.	3.705%	4/24/28	5,800	6,555
2	Bank of America Corp.	3.419%	12/20/28	54,922	61,176
2	Bank of America Corp.	3.970%	3/5/29	3,000	3,431
2	Bank of America Corp.	3.974%	2/7/30	1,960	2,282
2	Bank of America Corp.	3.194%	7/23/30	5,000	5,530
2	Bank of America Corp.	2.884%	10/22/30	32,816	35,511
2	Bank of America Corp.	2.496%	2/13/31	75	79
2	Bank of America Corp.	2.592%	4/29/31	7,500	7,933
	Bank of Montreal	3.300%	2/5/24	33,960	36,853
	Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,044
	Bank of New York Mellon Corp.	2.050%	5/3/21	3,685	3,731
	Bank of New York Mellon Corp.	3.450%	8/11/23	17,780	19,267
	Bank of New York Mellon Corp.	3.400%	5/15/24	2,100	2,305
	Bank of New York Mellon Corp.	2.100%	10/24/24	4,000	4,204
	Bank of New York Mellon Corp.	3.000%	2/24/25	700	769
	Bank of New York Mellon Corp.	1.600%	4/24/25	14,000	14,489
	Bank of New York Mellon Corp.	2.450%	8/17/26	2,825	3,069
	Bank of New York Mellon Corp.	3.250%	5/16/27	10,000	11,334
2	Bank of New York Mellon Corp.	3.442%	2/7/28	7,827	8,848
	Bank of Nova Scotia	1.950%	2/1/23	16,365	16,855
	Bank of Nova Scotia	2.200%	2/3/25	9,530	9,977
	Bank of Nova Scotia	1.300%	6/11/25	12,520	12,599
	Bank of Nova Scotia	2.700%	8/3/26	11,250	12,264
4	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	13,875	14,083

4	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	37,330	38,818
4	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	39,510	42,725
4	Banque Federative du Credit Mutuel SA	2.375%	11/21/24	11,000	11,544
	BNP Paribas SA	5.000%	1/15/21	5,000	5,123
	BNP Paribas SA	3.250%	3/3/23	6,235	6,646
2,4	BNP Paribas SA	2.219%	6/9/26	7,620	7,785
4	BNP Paribas SA	3.500%	11/16/27	5,000	5,430
4	BPCE SA	2.375%	1/14/25	3,500	3,618
2	Canadian Imperial Bank of Commerce	2.606%	7/22/23	8,335	8,616
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	19,475	21,197
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	3,800	4,064
	Citibank NA	3.400%	7/23/21	5,000	5,150
2	Citigroup Inc.	2.312%	11/4/22	5,000	5,099
2	Citigroup Inc.	2.876%	7/24/23	20,000	20,751
2	Citigroup Inc.	1.678%	5/15/24	38,445	39,065
2	Citigroup Inc.	3.106%	4/8/26	10,000	10,722
	Citigroup Inc.	3.200%	10/21/26	3,310	3,624
2	Citigroup Inc.	2.666%	1/29/31	8,380	8,698
2	Citigroup Inc.	4.412%	3/31/31	6,250	7,374
4	Commonwealth Bank of Australia	2.750%	3/10/22	9,180	9,523
4	Commonwealth Bank of Australia	3.450%	3/16/23	1,580	1,696
4	Commonwealth Bank of Australia	3.350%	6/4/24	39,350	43,059
4	Commonwealth Bank of Australia	3.150%	9/19/27	12,000	13,352
	Cooperatieve Rabobank UA	2.750%	1/10/23	56,410	59,580
4	Cooperatieve Rabobank UA	3.875%	9/26/23	10,635	11,573
4	Cooperatieve Rabobank UA	2.625%	7/22/24	5,990	6,323
	Credit Suisse AG	3.000%	10/29/21	4,150	4,290
	Credit Suisse AG	2.800%	4/8/22	2,740	2,842
	Credit Suisse AG	1.000%	5/5/23	14,470	14,561
	Credit Suisse AG	3.625%	9/9/24	8,000	8,826
	Credit Suisse AG	2.950%	4/9/25	23,500	25,540
	Fifth Third Bank	2.250%	6/14/21	6,133	6,225
	Fifth Third Bank	2.250%	2/1/27	10,000	10,584
	First Republic Bank	2.500%	6/6/22	17,170	17,683
2	First Republic Bank	1.912%	2/12/24	13,330	13,626
	Goldman Sachs Group Inc.	2.600%	12/27/20	17,975	18,155
	Goldman Sachs Group Inc.	5.750%	1/24/22	8,200	8,846
2	Goldman Sachs Group Inc.	2.876%	10/31/22	6,270	6,427
	Goldman Sachs Group Inc.	3.625%	1/22/23	295	316
2	Goldman Sachs Group Inc.	2.908%	6/5/23	10,600	10,983
2	Goldman Sachs Group Inc.	2.905%	7/24/23	4,750	4,934
	Goldman Sachs Group Inc.	3.850%	7/8/24	2,100	2,315
	Goldman Sachs Group Inc.	3.500%	1/23/25	5,675	6,185
	Goldman Sachs Group Inc.	3.750%	5/22/25	8,560	9,468
	HSBC Holdings plc	2.650%	1/5/22	7,210	7,433
	HSBC Holdings plc	4.875%	1/14/22	2,030	2,158
2	HSBC Holdings plc	3.262%	3/13/23	20,740	21,460
	HSBC Holdings plc	3.600%	5/25/23	4,085	4,385
2	HSBC Holdings plc	3.033%	11/22/23	10,465	10,897
2	HSBC Holdings plc	3.950%	5/18/24	12,280	13,196
2	HSBC Holdings plc	3.803%	3/11/25	1,605	1,733
2	HSBC Holdings plc	2.633%	11/7/25	10,180	10,556
	HSBC Holdings plc	3.900%	5/25/26	3,650	4,027
2	HSBC Holdings plc	2.099%	6/4/26	17,000	17,235
2	HSBC Holdings plc	4.292%	9/12/26	5,050	5,599
2	HSBC Holdings plc	4.041%	3/13/28	28,181	31,022
2	HSBC Holdings plc	4.583%	6/19/29	18,855	21,672

HSBC Holdings plc	4.950%	3/31/30	10,000	11,956
Huntington National Bank	3.250%	5/14/21	1,100	1,125
Huntington National Bank	2.500%	8/7/22	4,685	4,873
Huntington National Bank	3.550%	10/6/23	28,270	30,774
JPMorgan Chase & Co.	4.350%	8/15/21	3,000	3,131
JPMorgan Chase & Co.	4.500%	1/24/22	5,296	5,624
JPMorgan Chase & Co.	3.250%	9/23/22	11,890	12,588
JPMorgan Chase & Co.	2.972%	1/15/23	27,933	28,875
JPMorgan Chase & Co.	3.200%	1/25/23	1,955	2,075
2 JPMorgan Chase & Co.	3.207%	4/1/23	15,000	15,582
2 JPMorgan Chase & Co.	2.776%	4/25/23	8,975	9,291
JPMorgan Chase & Co.	2.700%	5/18/23	6,106	6,433
JPMorgan Chase & Co.	3.875%	2/1/24	4,000	4,426
2 JPMorgan Chase & Co.	3.559%	4/23/24	60,810	64,982
JPMorgan Chase & Co.	3.625%	5/13/24	6,500	7,164
2 JPMorgan Chase & Co.	1.514%	6/1/24	30,000	30,407
2 JPMorgan Chase & Co.	4.023%	12/5/24	10,000	10,987
JPMorgan Chase & Co.	3.125%	1/23/25	14,156	15,392
2 JPMorgan Chase & Co.	3.220%	3/1/25	54,505	58,523
JPMorgan Chase & Co.	3.900%	7/15/25	14,605	16,487
2 JPMorgan Chase & Co.	2.301%	10/15/25	13,250	13,846
2 JPMorgan Chase & Co.	2.005%	3/13/26	4,650	4,813
JPMorgan Chase & Co.	3.300%	4/1/26	930	1,036
2 JPMorgan Chase & Co.	2.083%	4/22/26	15,500	16,062
JPMorgan Chase & Co.	3.200%	6/15/26	11,430	12,666
2 JPMorgan Chase & Co.	3.540%	5/1/28	26,840	29,924
2 JPMorgan Chase & Co.	3.509%	1/23/29	8,575	9,577
2 JPMorgan Chase & Co.	4.005%	4/23/29	16,335	18,885
2 JPMorgan Chase & Co.	4.452%	12/5/29	15,000	17,987
2 JPMorgan Chase & Co.	3.702%	5/6/30	4,600	5,254
2 JPMorgan Chase & Co.	2.739%	10/15/30	20,000	21,352
2 JPMorgan Chase & Co.	4.493%	3/24/31	12,900	15,768
KeyBank NA	2.500%	11/22/21	1,860	1,909
Lloyds Banking Group plc	3.900%	3/12/24	5,000	5,442
Manufacturers & Traders Trust Co.	2.500%	5/18/22	3,890	4,023
Manufacturers & Traders Trust Co.	2.900%	2/6/25	3,700	4,037
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	812	826
Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	10,000	10,416
Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	19,630	20,372
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	11,599	12,048
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	18,655	20,239
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	1,025	1,072
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	4,500	4,847
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	12,200	12,956
Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	10,250	10,577
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	35,530	39,157
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	427	480
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	1,807	1,922
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	1,163	1,288
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	6,550	7,382
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	8,000	8,697
4 Mizuho Bank Ltd.	3.750%	4/16/24	3,860	4,194
4 Mizuho Bank Ltd.	3.600%	9/25/24	6,300	6,879
4 Mizuho Financial Group Inc.	2.632%	4/12/21	3,000	3,049
2 Mizuho Financial Group Inc.	2.555%	9/13/25	5,000	5,207
4 Mizuho Financial Group Inc.	3.477%	4/12/26	4,989	5,470
Mizuho Financial Group Inc.	4.018%	3/5/28	1,250	1,414

2	Mizuho Financial Group Inc.	3.153%	7/16/30	5,400	5,823
2	Mizuho Financial Group Inc.	2.869%	9/13/30	4,000	4,199
	Morgan Stanley	5.750%	1/25/21	2,250	2,317
	Morgan Stanley	2.750%	5/19/22	2,825	2,934
	Morgan Stanley	3.125%	1/23/23	625	662
	Morgan Stanley	3.750%	2/25/23	11,935	12,875
	Morgan Stanley	3.875%	4/29/24	17,649	19,497
	Morgan Stanley	3.700%	10/23/24	10,687	11,848
2	Morgan Stanley	2.720%	7/22/25	8,670	9,190
	Morgan Stanley	4.000%	7/23/25	6,355	7,188
	Morgan Stanley	3.875%	1/27/26	8,295	9,392
2	Morgan Stanley	2.188%	4/28/26	32,000	33,241
	Morgan Stanley	3.125%	7/27/26	6,760	7,432
	Morgan Stanley	3.625%	1/20/27	3,625	4,088
2	Morgan Stanley	4.431%	1/23/30	15,000	17,812
2	Morgan Stanley	3.622%	4/1/31	10,000	11,441
	MUFG Americas Holdings Corp.	3.500%	6/18/22	7,000	7,279
	MUFG Americas Holdings Corp.	3.000%	2/10/25	1,600	1,704
4	MUFG Bank Ltd.	2.850%	9/8/21	3,010	3,089
	MUFG Union Bank NA	2.100%	12/9/22	8,000	8,218
4	Nordea Bank Abp	1.000%	6/9/23	8,680	8,741
	PNC Bank NA	2.150%	4/29/21	2,294	2,323
	PNC Bank NA	2.550%	12/9/21	5,135	5,266
	PNC Bank NA	2.625%	2/17/22	3,980	4,103
	PNC Bank NA	2.700%	11/1/22	3,400	3,553
	PNC Bank NA	2.950%	2/23/25	12,514	13,607
	PNC Bank NA	3.250%	6/1/25	27	30
	PNC Bank NA	3.100%	10/25/27	21,067	23,609
	PNC Bank NA	3.250%	1/22/28	6,245	7,039
	PNC Financial Services Group Inc.	2.854%	11/9/22	1,335	1,405
	PNC Financial Services Group Inc.	3.500%	1/23/24	7,930	8,642
	PNC Financial Services Group Inc.	2.600%	7/23/26	3,820	4,139
	PNC Financial Services Group Inc.	3.150%	5/19/27	4,000	4,471
	PNC Financial Services Group Inc.	3.450%	4/23/29	11,370	13,115
	PNC Financial Services Group Inc.	2.550%	1/22/30	5,000	5,374
	Royal Bank of Canada	2.800%	4/29/22	16,835	17,526
	Royal Bank of Canada	1.600%	4/17/23	12,000	12,300
	Royal Bank of Canada	3.700%	10/5/23	9,880	10,779
	Royal Bank of Canada	2.550%	7/16/24	14,025	14,894
	Royal Bank of Canada	2.250%	11/1/24	28,806	30,308
	Royal Bank of Canada	1.150%	6/10/25	19,250	19,280
	Santander UK plc	3.400%	6/1/21	54,275	55,700
	State Street Corp.	4.375%	3/7/21	6,800	6,986
	State Street Corp.	3.550%	8/18/25	2,630	2,991
2	State Street Corp.	2.354%	11/1/25	2,400	2,539
2,4	State Street Corp.	2.901%	3/30/26	2,280	2,468
	State Street Corp.	2.400%	1/24/30	13,000	13,853
2,4	State Street Corp.	3.152%	3/30/31	2,750	3,090
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	3,470	3,550
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	9,575	9,957
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	16,022	16,728
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	6,970	7,364
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	10,250	11,100
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	7,750	8,486
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	42,620	45,095
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	10,000	10,435
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	12,420	12,448

	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	10,000	10,623
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	1,449	1,571
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	6,290	6,854
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	1,500	1,639
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	1,000	1,094
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	13,550	14,570
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	2,000	2,128
4	Svenska Handelsbanken AB	0.625%	6/20/23	14,000	13,983
	Svenska Handelsbanken AB	3.900%	11/20/23	13,650	15,094
4	Swedbank AB	1.300%	6/2/23	3,335	3,375
	Toronto-Dominion Bank	0.750%	6/12/23	43,170	43,301
	Toronto-Dominion Bank	3.500%	7/19/23	45,325	49,445
	Toronto-Dominion Bank	2.650%	6/12/24	3,434	3,671
	Toronto-Dominion Bank	1.150%	6/12/25	16,010	16,150
2	Toronto-Dominion Bank	3.625%	9/15/31	1,250	1,397
	Truist Bank	2.850%	4/1/21	1,525	1,549
	Truist Bank	2.450%	8/1/22	22,950	23,779
	Truist Bank	1.250%	3/9/23	600	609
	Truist Bank	2.750%	5/1/23	4,000	4,220
	Truist Bank	3.200%	4/1/24	13,000	14,094
2	Truist Bank	3.689%	8/2/24	3,135	3,395
	Truist Bank	2.150%	12/6/24	50,883	53,555
	Truist Bank	1.500%	3/10/25	7,500	7,668
	Truist Financial Corp.	2.200%	3/16/23	3,000	3,112
	Truist Financial Corp.	3.750%	12/6/23	19,600	21,458
	Truist Financial Corp.	2.500%	8/1/24	64,992	69,075
	Truist Financial Corp.	1.200%	8/5/25	8,030	8,110
	Truist Financial Corp.	1.950%	6/5/30	3,750	3,811
4	UBS AG	1.750%	4/21/22	7,000	7,132
4	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	5,470	5,576
4	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	24,139	24,853
4	UBS Group Funding Switzerland AG	3.491%	5/23/23	3,535	3,694
2,4	UBS Group Funding Switzerland AG	2.859%	8/15/23	26,640	27,597
4	UBS Group Funding Switzerland AG	4.125%	9/24/25	7,590	8,603
4	UBS Group Funding Switzerland AG	4.125%	4/15/26	1,500	1,705
	US Bancorp	2.350%	1/29/21	750	757
	US Bancorp	3.700%	1/30/24	4,235	4,651
	US Bancorp	3.375%	2/5/24	5,650	6,170
	US Bancorp	1.450%	5/12/25	21,990	22,648
	US Bancorp	3.950%	11/17/25	10,450	12,038
	US Bancorp	3.150%	4/27/27	9,000	10,069
	US Bancorp	3.000%	7/30/29	3,000	3,263
	US Bank NA	1.950%	1/9/23	13,000	13,480
	US Bank NA	2.050%	1/21/25	13,010	13,758
	Wells Fargo & Co.	3.000%	1/22/21	2,240	2,272
	Wells Fargo & Co.	2.625%	7/22/22	19,780	20,594
	Wells Fargo & Co.	3.450%	2/13/23	8,300	8,817
	Wells Fargo & Co.	3.300%	9/9/24	8,943	9,783
	Wells Fargo & Co.	3.000%	2/19/25	31,170	33,547
2	Wells Fargo & Co.	2.406%	10/30/25	24,968	25,940
2	Wells Fargo & Co.	2.164%	2/11/26	7,000	7,210
	Wells Fargo & Co.	3.000%	4/22/26	20,000	21,789
2	Wells Fargo & Co.	2.188%	4/30/26	45,000	46,515
	Wells Fargo & Co.	3.000%	10/23/26	16,620	18,092
2	Wells Fargo & Co.	3.196%	6/17/27	7,100	7,695
2	Wells Fargo & Co.	3.584%	5/22/28	21,000	23,311
2	Wells Fargo & Co.	2.393%	6/2/28	9,270	9,570

Wells Fargo & Co.	4.150%	1/24/29	8,575	10,098
2 Wells Fargo & Co.	2.879%	10/30/30	22,700	24,267
2 Wells Fargo & Co.	2.572%	2/11/31	5,000	5,232
Wells Fargo Bank NA	3.550%	8/14/23	39,805	43,034
Westpac Banking Corp.	2.000%	8/19/21	2,665	2,715
Westpac Banking Corp.	2.750%	1/11/23	21,690	22,856
Westpac Banking Corp.	3.300%	2/26/24	19,310	21,004
Westpac Banking Corp.	2.350%	2/19/25	17,000	18,052
Westpac Banking Corp.	3.350%	3/8/27	18,935	21,492
Westpac Banking Corp.	2.650%	1/16/30	5,000	5,464

Brokerage (0.6%)
Ameriprise Financial Inc.	3.000%	3/22/22	1,875	1,950
Ameriprise Financial Inc.	3.000%	4/2/25	9,590	10,383
BlackRock Inc.	3.200%	3/15/27	1,545	1,745
BlackRock Inc.	3.250%	4/30/29	3,750	4,301
BlackRock Inc.	2.400%	4/30/30	20,497	22,069
BlackRock Inc.	1.900%	1/28/31	2,800	2,856
Brookfield Finance Inc.	4.350%	4/15/30	7,000	7,899
Charles Schwab Corp.	4.200%	3/24/25	1,000	1,147
Charles Schwab Corp.	3.850%	5/21/25	17,155	19,374
Charles Schwab Corp.	3.200%	1/25/28	4,143	4,630
Charles Schwab Corp.	4.000%	2/1/29	8,980	10,549
Charles Schwab Corp.	3.250%	5/22/29	11,335	12,718
Charles Schwab Corp.	4.625%	3/22/30	2,700	3,366
Intercontinental Exchange Inc.	4.000%	10/15/23	17,100	18,910
Intercontinental Exchange Inc.	3.750%	12/1/25	10,085	11,491
Intercontinental Exchange Inc.	3.750%	9/21/28	1,900	2,213
Intercontinental Exchange Inc.	2.100%	6/15/30	8,750	8,914
Invesco Finance plc	3.125%	11/30/22	5,203	5,488
Invesco Finance plc	4.000%	1/30/24	12,165	13,204
Invesco Finance plc	3.750%	1/15/26	1,897	2,075
TD Ameritrade Holding Corp.	2.950%	4/1/22	10,571	10,993
TD Ameritrade Holding Corp.	3.625%	4/1/25	3,670	4,099
TD Ameritrade Holding Corp.	3.300%	4/1/27	4,574	5,117

Finance Companies (0.1%)
4 Nuveen Finance LLC	4.125%	11/1/24	20,000	22,496
4 USAA Capital Corp.	1.500%	5/1/23	5,080	5,208
4 USAA Capital Corp.	2.125%	5/1/30	2,400	2,470

Insurance (1.0%)
Aflac Inc.	3.600%	4/1/30	4,500	5,250
4 AIG Global Funding	2.700%	12/15/21	2,625	2,704
4 AIG Global Funding	0.800%	7/7/23	15,820	15,822
Berkshire Hathaway Finance Corp.	1.850%	3/12/30	9,850	10,153
Berkshire Hathaway Inc.	2.750%	3/15/23	17,376	18,381
Berkshire Hathaway Inc.	3.125%	3/15/26	8,187	9,126
Chubb INA Holdings Inc.	2.700%	3/13/23	1,940	2,049
Chubb INA Holdings Inc.	3.350%	5/15/24	30,810	33,852
Chubb INA Holdings Inc.	3.150%	3/15/25	9,935	10,990
Chubb INA Holdings Inc.	3.350%	5/3/26	8,670	9,869
4 Health Care Service Corp.	2.200%	6/1/30	8,000	7,985
4 Jackson National Life Global Funding	3.300%	2/1/22	1,625	1,688
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	5,500	5,688
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	2,370	2,589
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	10,130	11,169

4 MassMutual Global Funding II	2.500%	10/17/22	950	987
4 MassMutual Global Funding II	2.750%	6/22/24	14,920	15,963
4 MassMutual Global Funding II	2.950%	1/11/25	2,500	2,714
4 Metropolitan Life Global Funding I	1.950%	1/13/23	5,990	6,188
4 Metropolitan Life Global Funding I	3.600%	1/11/24	3,820	4,173
4 Metropolitan Life Global Funding I	3.450%	12/18/26	4,660	5,292
4 New York Life Insurance Co.	1.100%	5/5/23	6,670	6,749
Progressive Corp.	3.200%	3/26/30	12,320	13,964
Prudential Financial Inc.	1.500%	3/10/26	7,000	7,147
Prudential plc	3.125%	4/14/30	3,500	3,756
UnitedHealth Group Inc.	2.875%	3/15/23	3,000	3,182
UnitedHealth Group Inc.	3.500%	6/15/23	4,500	4,884
UnitedHealth Group Inc.	3.500%	2/15/24	5,820	6,388
UnitedHealth Group Inc.	2.375%	8/15/24	355	378
UnitedHealth Group Inc.	3.750%	7/15/25	5,915	6,728
UnitedHealth Group Inc.	1.250%	1/15/26	7,810	7,955
UnitedHealth Group Inc.	3.450%	1/15/27	3,415	3,900
UnitedHealth Group Inc.	3.375%	4/15/27	65	74
UnitedHealth Group Inc.	2.950%	10/15/27	13,866	15,469
UnitedHealth Group Inc.	3.875%	12/15/28	3,345	3,986
UnitedHealth Group Inc.	2.875%	8/15/29	13,366	14,857
UnitedHealth Group Inc.	2.000%	5/15/30	7,500	7,844

Real Estate Investment Trusts (0.5%)
AvalonBay Communities Inc.	3.350%	5/15/27	2,960	3,287
AvalonBay Communities Inc.	3.200%	1/15/28	2,250	2,487
AvalonBay Communities Inc.	2.300%	3/1/30	5,000	5,245
Camden Property Trust	4.875%	6/15/23	5,935	6,490
Camden Property Trust	4.250%	1/15/24	1,738	1,889
Camden Property Trust	3.500%	9/15/24	435	470
ERP Operating LP	2.850%	11/1/26	6,140	6,676
ERP Operating LP	4.150%	12/1/28	11,480	13,593
ERP Operating LP	3.000%	7/1/29	8,120	8,972
ERP Operating LP	2.500%	2/15/30	1,500	1,593
Federal Realty Investment Trust	3.000%	8/1/22	9,455	9,655
Federal Realty Investment Trust	2.750%	6/1/23	5,330	5,428
Federal Realty Investment Trust	3.250%	7/15/27	6,335	6,688
Prologis LP	3.750%	11/1/25	7,130	8,189
Prologis LP	2.125%	4/15/27	3,600	3,786
Public Storage	2.370%	9/15/22	1,405	1,456
Public Storage	3.385%	5/1/29	8,880	10,248
Realty Income Corp.	4.125%	10/15/26	16,355	18,647
Simon Property Group LP	3.750%	2/1/24	2,550	2,724
Simon Property Group LP	3.375%	10/1/24	1,240	1,331
Simon Property Group LP	3.500%	9/1/25	1,003	1,084
Simon Property Group LP	3.300%	1/15/26	5,080	5,369
Simon Property Group LP	3.375%	6/15/27	10,780	11,365
Simon Property Group LP	3.375%	12/1/27	6,775	7,161
Simon Property Group LP	2.450%	9/13/29	3,300	3,271
				4,409,198
Industrial (10.7%)
Basic Industry (0.2%)
4 Air Liquide Finance SA	2.250%	9/27/23	25,555	26,636
Air Products & Chemicals Inc.	2.750%	2/3/23	29	30
Air Products & Chemicals Inc.	1.500%	10/15/25	10,250	10,600
Air Products & Chemicals Inc.	1.850%	5/15/27	4,620	4,832
Airgas Inc.	2.900%	11/15/22	2,575	2,692

Airgas Inc.	3.650%	7/15/24	3,000	3,291
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	4,005	4,151
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	4,955	5,614

Capital Goods (1.1%)
3M Co.	2.000%	2/14/25	32,235	33,905
Caterpillar Financial Services Corp.	2.850%	6/1/22	7,100	7,401
Caterpillar Financial Services Corp.	2.400%	6/6/22	13,610	14,085
Caterpillar Financial Services Corp.	3.750%	11/24/23	6,005	6,612
Caterpillar Financial Services Corp.	2.150%	11/8/24	5,000	5,268
Caterpillar Inc.	3.900%	5/27/21	1,613	1,662
Caterpillar Inc.	2.600%	6/26/22	1,755	1,824
Caterpillar Inc.	2.600%	9/19/29	12,000	13,076
Deere & Co.	2.600%	6/8/22	5,825	6,029
Emerson Electric Co.	1.800%	10/15/27	10,000	10,323
General Dynamics Corp.	3.000%	5/11/21	2,000	2,046
General Dynamics Corp.	3.250%	4/1/25	7,990	8,861
General Dynamics Corp.	3.500%	5/15/25	3,754	4,213
General Dynamics Corp.	2.125%	8/15/26	4,694	5,026
General Dynamics Corp.	3.500%	4/1/27	7,645	8,720
General Dynamics Corp.	2.625%	11/15/27	31,170	33,836
General Dynamics Corp.	3.750%	5/15/28	5,580	6,538
Honeywell International Inc.	1.950%	6/1/30	22,500	23,456
Illinois Tool Works Inc.	2.650%	11/15/26	13,525	14,898
John Deere Capital Corp.	2.750%	3/15/22	5,830	6,048
John Deere Capital Corp.	2.950%	4/1/22	2,675	2,792
John Deere Capital Corp.	2.650%	6/24/24	10,000	10,734
John Deere Capital Corp.	2.250%	9/14/26	8,040	8,582
Lockheed Martin Corp.	2.900%	3/1/25	3,570	3,915
Lockheed Martin Corp.	3.550%	1/15/26	23,559	27,034
Lockheed Martin Corp.	1.850%	6/15/30	8,645	8,853
Precision Castparts Corp.	2.500%	1/15/23	15,000	15,698
4 Raytheon Technologies Corp.	3.200%	3/15/24	3,745	4,025
4 Siemens Financieringsmaatschappij NV	2.700%	3/16/22	12,300	12,743

Communication (0.9%)
America Movil SAB de CV	3.125%	7/16/22	1,160	1,197
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	1,700	2,056
Comcast Corp.	3.600%	3/1/24	9,390	10,325
Comcast Corp.	3.700%	4/15/24	13,085	14,512
Comcast Corp.	3.375%	2/15/25	29,805	32,993
Comcast Corp.	3.100%	4/1/25	2,905	3,195
Comcast Corp.	3.375%	8/15/25	23,444	26,111
Comcast Corp.	3.150%	2/15/28	28,825	32,154
Comcast Corp.	4.150%	10/15/28	24,375	29,205
Comcast Corp.	3.400%	4/1/30	11,500	13,075
Comcast Corp.	1.950%	1/15/31	17,200	17,511
NBCUniversal Media LLC	2.875%	1/15/23	27,000	28,621
S&P Global Inc.	4.400%	2/15/26	5,000	5,884
S&P Global Inc.	2.500%	12/1/29	10,680	11,592
Walt Disney Co.	1.750%	8/30/24	18,120	18,762

Consumer Cyclical (1.6%)
Alibaba Group Holding Ltd.	3.600%	11/28/24	1,550	1,686
Amazon.com Inc.	2.400%	2/22/23	3,000	3,152
Amazon.com Inc.	2.800%	8/22/24	779	845

Amazon.com Inc.	1.200%	6/3/27	20,000	20,165
American Honda Finance Corp.	2.150%	9/10/24	15,000	15,621
American Honda Finance Corp.	2.350%	1/8/27	25,000	26,479
4 BMW US Capital LLC	3.400%	8/13/21	14,100	14,470
Costco Wholesale Corp.	2.750%	5/18/24	7,380	8,009
Costco Wholesale Corp.	3.000%	5/18/27	9,225	10,382
Costco Wholesale Corp.	1.375%	6/20/27	8,700	8,897
Costco Wholesale Corp.	1.600%	4/20/30	10,000	10,095
Home Depot Inc.	3.000%	4/1/26	5,000	5,593
Home Depot Inc.	2.500%	4/15/27	5,000	5,475
Home Depot Inc.	2.800%	9/14/27	8,000	8,928
Home Depot Inc.	3.900%	12/6/28	10,000	11,976
Home Depot Inc.	2.950%	6/15/29	21,000	23,568
Mastercard Inc.	3.375%	4/1/24	9,000	9,963
Mastercard Inc.	2.000%	3/3/25	40,000	42,358
Mastercard Inc.	2.950%	11/21/26	24,315	27,224
Mastercard Inc.	2.950%	6/1/29	11,000	12,333
Target Corp.	2.250%	4/15/25	12,500	13,381
Target Corp.	3.375%	4/15/29	4,500	5,185
Target Corp.	2.350%	2/15/30	10,000	10,683
Target Corp.	2.650%	9/15/30	10,000	10,980
TJX Cos. Inc.	2.500%	5/15/23	1,100	1,152
TJX Cos. Inc.	2.250%	9/15/26	7,870	8,396
Toyota Motor Credit Corp.	3.650%	1/8/29	20,000	23,287
Visa Inc.	3.150%	12/14/25	39,040	43,515
Visa Inc.	1.900%	4/15/27	15,000	15,675
Visa Inc.	2.050%	4/15/30	30,000	31,424
Walmart Inc.	2.350%	12/15/22	1,165	1,220
Walmart Inc.	3.400%	6/26/23	3,000	3,260
Walmart Inc.	2.850%	7/8/24	2,800	3,037
Walmart Inc.	2.650%	12/15/24	6,550	7,093
Walmart Inc.	3.700%	6/26/28	5,411	6,392
Walmart Inc.	3.250%	7/8/29	16,952	19,686

Consumer Noncyclical (3.4%)
Abbott Laboratories	2.950%	3/15/25	13,405	14,750
Abbott Laboratories	1.150%	1/30/28	10,000	9,997
Abbott Laboratories	1.400%	6/30/30	7,500	7,454
Ascension Health	2.532%	11/15/29	2,500	2,679
4 Bristol-Myers Squibb Co.	2.750%	2/15/23	24,000	25,288
4 Bristol-Myers Squibb Co.	2.900%	7/26/24	61,181	66,180
4 Bristol-Myers Squibb Co.	3.875%	8/15/25	23,838	27,188
4 Bristol-Myers Squibb Co.	3.200%	6/15/26	34,439	38,561
4 Bristol-Myers Squibb Co.	3.900%	2/20/28	9,949	11,686
4 Bristol-Myers Squibb Co.	3.400%	7/26/29	31,395	36,093
Brown-Forman Corp.	2.250%	1/15/23	5,000	5,145
Coca-Cola Co.	1.750%	9/6/24	3,000	3,144
Coca-Cola Co.	2.950%	3/25/25	5,000	5,503
Coca-Cola Co.	2.550%	6/1/26	4,300	4,718
Coca-Cola Co.	3.375%	3/25/27	12,000	13,735
Colgate-Palmolive Co.	2.100%	5/1/23	3,500	3,662
Eli Lilly & Co.	2.750%	6/1/25	3,771	4,114
Eli Lilly & Co.	3.375%	3/15/29	8,803	10,163
Estee Lauder Cos. Inc.	2.375%	12/1/29	4,750	5,081
Gilead Sciences Inc.	2.500%	9/1/23	12,100	12,797
Gilead Sciences Inc.	3.700%	4/1/24	20,617	22,681
Gilead Sciences Inc.	3.500%	2/1/25	19,025	21,178

Gilead Sciences Inc.	3.650%	3/1/26	22,573	25,783
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	2,500	2,945
GlaxoSmithKline Capital plc	2.875%	6/1/22	22,500	23,497
GlaxoSmithKline Capital plc	3.000%	6/1/24	23,334	25,225
GlaxoSmithKline Capital plc	3.375%	6/1/29	25,000	28,778
Hershey Co.	2.050%	11/15/24	9,000	9,485
Hershey Co.	2.450%	11/15/29	10,000	10,792
Hershey Co.	1.700%	6/1/30	5,000	5,100
Johnson & Johnson	2.950%	3/3/27	2,385	2,662
Johnson & Johnson	2.900%	1/15/28	2,000	2,245
Kaiser Foundation Hospitals	3.500%	4/1/22	1,235	1,295
Kaiser Foundation Hospitals	3.150%	5/1/27	965	1,076
Kimberly-Clark Corp.	3.625%	8/1/20	700	702
Kimberly-Clark Corp.	2.650%	3/1/25	6,906	7,398
Kimberly-Clark Corp.	3.050%	8/15/25	5,860	6,436
Kimberly-Clark Corp.	3.100%	3/26/30	10,507	11,938
Medtronic Inc.	3.500%	3/15/25	25,808	29,066
Merck & Co. Inc.	2.750%	2/10/25	9,200	9,959
Merck & Co. Inc.	3.400%	3/7/29	25,000	28,897
Merck & Co. Inc.	1.450%	6/24/30	19,550	19,448
Mercy Health	4.302%	7/1/28	7,000	7,914
4 Nestle Holdings Inc.	3.350%	9/24/23	15,000	16,251
Novartis Capital Corp.	1.750%	2/14/25	4,000	4,180
Novartis Capital Corp.	2.000%	2/14/27	15,000	15,877
Novartis Capital Corp.	2.200%	8/14/30	39,962	42,130
PepsiCo Inc.	0.750%	5/1/23	15,000	15,136
PepsiCo Inc.	2.850%	2/24/26	6,674	7,357
PepsiCo Inc.	2.375%	10/6/26	5,000	5,420
PepsiCo Inc.	2.625%	3/19/27	14,500	15,875
PepsiCo Inc.	2.625%	7/29/29	1,720	1,900
Pfizer Inc.	3.400%	5/15/24	14,095	15,612
Pfizer Inc.	2.750%	6/3/26	3,050	3,361
Pfizer Inc.	3.000%	12/15/26	16,817	18,917
Pfizer Inc.	3.450%	3/15/29	13,000	15,151
Pfizer Inc.	2.625%	4/1/30	8,500	9,340
Pfizer Inc.	1.700%	5/28/30	12,500	12,707
Philip Morris International Inc.	1.125%	5/1/23	5,000	5,073
Philip Morris International Inc.	2.875%	5/1/24	4,500	4,827
Philip Morris International Inc.	1.500%	5/1/25	10,000	10,252
Philip Morris International Inc.	3.125%	8/17/27	5,000	5,551
Philip Morris International Inc.	2.100%	5/1/30	5,000	5,146
Procter & Gamble Co.	2.450%	11/3/26	5,250	5,759
Procter & Gamble Co.	2.850%	8/11/27	2,000	2,259
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	300	321
Providence St. Joseph Health Obligated
Group	2.532%	10/1/29	5,000	5,218
4 Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	1,150	1,184
4 Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	5,000	5,302
4 Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	25,000	27,265
4 Roche Holdings Inc.	2.625%	5/15/26	2,000	2,197
Sanofi	4.000%	3/29/21	7,000	7,184
SSM Health Care Corp.	3.688%	6/1/23	13,650	14,642
Unilever Capital Corp.	1.375%	7/28/21	9,000	9,098
Unilever Capital Corp.	2.600%	5/5/24	25,000	26,685
Unilever Capital Corp.	2.125%	9/6/29	9,500	10,018

Energy (1.5%)
BP Capital Markets America Inc.	4.500%	10/1/20	3,575	3,609
BP Capital Markets America Inc.	4.742%	3/11/21	915	943
BP Capital Markets America Inc.	3.245%	5/6/22	10,875	11,401
BP Capital Markets America Inc.	2.750%	5/10/23	10,080	10,626
BP Capital Markets America Inc.	3.790%	2/6/24	5,950	6,499
BP Capital Markets America Inc.	3.224%	4/14/24	8,400	9,020
BP Capital Markets America Inc.	3.796%	9/21/25	4,935	5,547
BP Capital Markets America Inc.	3.119%	5/4/26	19,465	21,215
BP Capital Markets America Inc.	3.017%	1/16/27	2,630	2,846
BP Capital Markets plc	3.561%	11/1/21	2,387	2,476
BP Capital Markets plc	3.062%	3/17/22	4,000	4,155
BP Capital Markets plc	3.994%	9/26/23	1,000	1,097
BP Capital Markets plc	3.814%	2/10/24	35,250	38,741
BP Capital Markets plc	3.535%	11/4/24	8,740	9,603
BP Capital Markets plc	3.506%	3/17/25	11,065	12,239
BP Capital Markets plc	3.279%	9/19/27	7,530	8,216
BP Capital Markets plc	3.723%	11/28/28	2,095	2,383
Chevron Corp.	1.141%	5/11/23	20,370	20,708
Chevron Corp.	1.554%	5/11/25	28,175	28,889
Chevron Corp.	1.995%	5/11/27	11,600	12,101
ConocoPhillips Co.	4.950%	3/15/26	17,605	21,059
Exxon Mobil Corp.	1.571%	4/15/23	10,000	10,241
Exxon Mobil Corp.	2.992%	3/19/25	33,865	36,764
Exxon Mobil Corp.	2.275%	8/16/26	10,000	10,662
Shell International Finance BV	3.500%	11/13/23	8,102	8,815
Shell International Finance BV	2.375%	4/6/25	4,640	4,919
Shell International Finance BV	3.250%	5/11/25	23,255	25,713
Shell International Finance BV	2.875%	5/10/26	2,805	3,072
Shell International Finance BV	2.375%	11/7/29	29,195	30,588
Total Capital Canada Ltd.	2.750%	7/15/23	8,599	9,112
Total Capital International SA	2.875%	2/17/22	860	891
Total Capital International SA	3.700%	1/15/24	7,867	8,637
Total Capital International SA	2.434%	1/10/25	11,830	12,529
Total Capital International SA	3.455%	2/19/29	3,250	3,673
Total Capital International SA	2.829%	1/10/30	19,635	21,283
Total Capital SA	4.125%	1/28/21	895	914

Other Industrial (0.0%)
Yale University	1.482%	4/15/30	6,000	6,052

Technology (1.9%)
Adobe Inc.	2.150%	2/1/27	35,155	37,655
Apple Inc.	3.000%	2/9/24	11,675	12,629
Apple Inc.	3.450%	5/6/24	6,000	6,630
Apple Inc.	2.850%	5/11/24	9,045	9,736
Apple Inc.	2.750%	1/13/25	10,240	11,129
Apple Inc.	2.500%	2/9/25	3,430	3,705
Apple Inc.	1.125%	5/11/25	10,000	10,195
Apple Inc.	3.200%	5/13/25	5,635	6,293
Apple Inc.	3.250%	2/23/26	13,092	14,698
Apple Inc.	2.450%	8/4/26	7,245	7,854
Apple Inc.	2.050%	9/11/26	10,000	10,652
Apple Inc.	3.350%	2/9/27	13,158	14,918
Apple Inc.	2.900%	9/12/27	20,825	23,277
Apple Inc.	3.000%	11/13/27	4,000	4,490
Intel Corp.	3.400%	3/25/25	27,000	30,273

Intel Corp.	3.700%	7/29/25	10,000	11,379
Intel Corp.	2.600%	5/19/26	4,615	5,031
Intel Corp.	3.750%	3/25/27	4,660	5,408
Intel Corp.	2.450%	11/15/29	21,350	23,052
International Business Machines Corp.	3.000%	5/15/24	6,703	7,246
International Business Machines Corp.	3.450%	2/19/26	2,500	2,814
International Business Machines Corp.	3.300%	5/15/26	61,085	68,683
International Business Machines Corp.	3.500%	5/15/29	19,985	23,014
Microsoft Corp.	2.875%	2/6/24	19,090	20,604
Microsoft Corp.	2.700%	2/12/25	1,175	1,281
Microsoft Corp.	3.125%	11/3/25	3,365	3,761
Microsoft Corp.	2.400%	8/8/26	14,010	15,279
Microsoft Corp.	3.300%	2/6/27	14,000	15,990
Oracle Corp.	2.500%	5/15/22	9,010	9,316
Oracle Corp.	2.400%	9/15/23	750	789
Oracle Corp.	3.400%	7/8/24	10,000	10,943
Oracle Corp.	2.950%	11/15/24	21,704	23,545
Oracle Corp.	2.950%	5/15/25	5,140	5,595
Oracle Corp.	2.650%	7/15/26	5,115	5,517
Oracle Corp.	3.250%	11/15/27	14,885	16,695
QUALCOMM Inc.	2.600%	1/30/23	4,815	5,049
QUALCOMM Inc.	2.900%	5/20/24	27,920	30,083
QUALCOMM Inc.	3.450%	5/20/25	5,000	5,577
QUALCOMM Inc.	3.250%	5/20/27	10,570	11,960
Texas Instruments Inc.	2.625%	5/15/24	3,980	4,275
Texas Instruments Inc.	1.375%	3/12/25	510	524
Texas Instruments Inc.	2.250%	9/4/29	10,000	10,597
Texas Instruments Inc.	1.750%	5/4/30	9,245	9,392

Transportation (0.1%)
Burlington Northern Santa Fe LLC	3.750%	4/1/24	1,265	1,397
Burlington Northern Santa Fe LLC	3.400%	9/1/24	6,310	6,952
Burlington Northern Santa Fe LLC	3.000%	4/1/25	1,175	1,290
Burlington Northern Santa Fe LLC	3.650%	9/1/25	3,915	4,451
Burlington Northern Santa Fe LLC	3.250%	6/15/27	8,535	9,672
2 CSX Transportation Inc.	6.251%	1/15/23	1,080	1,189
United Parcel Service Inc.	2.500%	4/1/23	5,941	6,240
United Parcel Service Inc.	2.800%	11/15/24	5,000	5,420
United Parcel Service Inc.	3.400%	3/15/29	5,000	5,748
				3,071,590
Utilities (2.2%)
Electric (2.2%)
AEP Transmission Co. LLC	3.100%	12/1/26	8,040	8,984
Ameren Illinois Co.	2.700%	9/1/22	2,047	2,124
Arizona Public Service Co.	2.600%	8/15/29	5,575	5,879
Baltimore Gas & Electric Co.	2.800%	8/15/22	950	983
Berkshire Hathaway Energy Co.	2.800%	1/15/23	4,455	4,689
Berkshire Hathaway Energy Co.	3.750%	11/15/23	16,200	17,760
4 Berkshire Hathaway Energy Co.	4.050%	4/15/25	6,070	6,921
Berkshire Hathaway Energy Co.	3.250%	4/15/28	8,975	10,056
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,460	1,500
Commonwealth Edison Co.	3.400%	9/1/21	9,800	10,050
Commonwealth Edison Co.	2.550%	6/15/26	3,480	3,744
Connecticut Light & Power Co.	3.200%	3/15/27	21,650	23,694
Consumers Energy Co.	3.375%	8/15/23	3,220	3,482
DTE Electric Co.	2.650%	6/15/22	10,112	10,439
DTE Electric Co.	3.650%	3/15/24	8,453	9,276

DTE Electric Co.	3.375%	3/1/25	380	421
DTE Electric Co.	2.250%	3/1/30	11,838	12,440
DTE Electric Co.	2.625%	3/1/31	13,760	14,888
Duke Energy Carolinas LLC	3.350%	5/15/22	6,205	6,491
Duke Energy Carolinas LLC	2.950%	12/1/26	7,000	7,764
Duke Energy Carolinas LLC	2.450%	8/15/29	7,430	8,001
Duke Energy Florida LLC	3.200%	1/15/27	17,632	19,673
Duke Energy Florida LLC	3.800%	7/15/28	7,415	8,627
Duke Energy Florida LLC	2.500%	12/1/29	21,525	23,245
Duke Energy Progress LLC	3.375%	9/1/23	2,500	2,694
Duke Energy Progress LLC	3.250%	8/15/25	6,611	7,345
Duke Energy Progress LLC	3.700%	9/1/28	12,100	13,967
Duke Energy Progress LLC	3.450%	3/15/29	1,520	1,740
Entergy Arkansas Inc.	3.700%	6/1/24	6,213	6,810
Entergy Arkansas Inc.	3.500%	4/1/26	10,288	11,418
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	8,675	10,304
Entergy Louisiana LLC	3.300%	12/1/22	1,450	1,524
Entergy Louisiana LLC	4.050%	9/1/23	1,075	1,174
Entergy Louisiana LLC	2.400%	10/1/26	5,560	5,831
Entergy Louisiana LLC	3.120%	9/1/27	15,550	16,966
Florida Power & Light Co.	2.850%	4/1/25	32,118	35,198
Georgia Power Co.	2.400%	4/1/21	9,510	9,619
Georgia Power Co.	2.850%	5/15/22	1,820	1,888
MidAmerican Energy Co.	3.100%	5/1/27	2,640	2,923
MidAmerican Energy Co.	3.650%	4/15/29	2,010	2,394
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	3,375	3,531
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	4,350	4,649
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	330	357
National Rural Utilities Cooperative Finance
Corp.	3.400%	2/7/28	9,675	10,808
National Rural Utilities Cooperative Finance
Corp.	3.700%	3/15/29	12,935	14,905
National Rural Utilities Cooperative Finance
Corp.	2.400%	3/15/30	10,260	10,923
Nevada Power Co.	2.400%	5/1/30	8,360	8,882
Northern States Power Co.	2.600%	5/15/23	7,895	8,259
NSTAR Electric Co.	2.375%	10/15/22	5,490	5,681
Oncor Electric Delivery Co. LLC	2.750%	6/1/24	20,000	21,294
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	5,580	6,061
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	4,000	4,725
4 Oncor Electric Delivery Co. LLC	2.750%	5/15/30	4,750	5,189
PacifiCorp	3.600%	4/1/24	7,640	8,384
PacifiCorp	3.500%	6/15/29	27,904	31,971
Potomac Electric Power Co.	3.600%	3/15/24	4,925	5,367
Public Service Electric & Gas Co.	3.250%	9/1/23	1,560	1,685
Public Service Electric & Gas Co.	3.000%	5/15/25	8,385	9,201
Public Service Electric & Gas Co.	2.250%	9/15/26	5,000	5,210
Public Service Electric & Gas Co.	3.000%	5/15/27	5,430	5,942
Public Service Electric & Gas Co.	3.700%	5/1/28	1,275	1,470
Public Service Electric & Gas Co.	2.450%	1/15/30	7,500	8,030
Southwestern Public Service Co.	3.300%	6/15/24	14,881	16,024
Union Electric Co.	2.950%	6/15/27	1,177	1,285
Union Electric Co.	2.950%	3/15/30	15,000	16,745
Virginia Electric & Power Co.	2.950%	1/15/22	8,540	8,774

	Virginia Electric & Power Co.	2.750%	3/15/23	2,515	2,634
	Virginia Electric & Power Co.	3.450%	2/15/24	1,730	1,870
	Virginia Electric & Power Co.	3.100%	5/15/25	6,210	6,797
	Virginia Electric & Power Co.	3.150%	1/15/26	5,700	6,340
	Virginia Electric & Power Co.	2.950%	11/15/26	10,000	11,045
	Virginia Electric & Power Co.	3.500%	3/15/27	6,260	7,088
	Westar Energy Inc.	2.550%	7/1/26	13,385	14,048

	Natural Gas (0.0%)
	Atmos Energy Corp.	3.000%	6/15/27	2,835	3,104
					631,204
Total Corporate Bonds (Cost $7,645,364)					8,111,992
Sovereign Bonds (4.6%)
4	Avi Funding Co. Ltd.	2.850%	9/16/20	10,950	10,991
4	Banco del Estado de Chile	2.668%	1/8/21	1,175	1,181
4	Banco del Estado de Chile	2.704%	1/9/25	9,000	9,009
4	Bermuda	4.138%	1/3/23	2,700	2,849
	Bermuda	4.138%	1/3/23	1,150	1,210
4	Bermuda	4.854%	2/6/24	3,206	3,507
	Bermuda	4.854%	2/6/24	6,751	7,386
4	BNG Bank NV	2.125%	12/14/20	13,001	13,101
4	BNG Bank NV	1.500%	10/16/24	25,000	26,072
4	CDP Financial Inc.	3.150%	7/24/24	1,519	1,658
	CDP Financial Inc.	3.150%	7/24/24	20,000	22,056
4	CDP Financial Inc.	0.875%	6/10/25	40,000	40,285
	CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	600	657
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	5,000	5,217
	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	30,069	31,966
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	6,895	7,517
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	24,510	26,889
4	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,056
	Corp. Nacional del Cobre de Chile	4.500%	9/16/25	2,382	2,660
	Corp. Andina de Fomento	2.200%	7/18/20	4,375	4,377
	Corp. Andina de Fomento	4.375%	6/15/22	6,291	6,603
4	CPPIB Capital Inc.	2.250%	1/25/22	58,500	60,234
4,5	Development Bank of Japan Inc.	3.125%	9/6/23	12,000	12,953
5	Development Bank of Japan Inc.	2.750%	9/16/25	8,500	9,361
4,6	Dexia Credit Local SA	1.875%	9/15/21	15,000	15,244
4	Dexia Credit Local SA	2.375%	9/20/22	16,910	17,604
4	Dexia Credit Local SA	3.250%	9/26/23	70,000	76,077
4	Electricite de France SA	2.350%	10/13/20	1,825	1,831
4	Emirate of Abu Dhabi	2.125%	9/30/24	34,200	35,321
4	Emirate of Abu Dhabi	2.500%	4/16/25	36,818	38,674
	Equinor ASA	3.150%	1/23/22	8,000	8,323
	Equinor ASA	2.450%	1/17/23	1,904	1,987
	Equinor ASA	3.700%	3/1/24	7,000	7,748
	Export-Import Bank of Korea	4.000%	1/29/21	2,800	2,852
	Export-Import Bank of Korea	2.500%	5/10/21	5,000	5,071
	Export-Import Bank of Korea	1.875%	10/21/21	10,000	10,142
	Export-Import Bank of Korea	3.000%	11/1/22	2,000	2,102
	Export-Import Bank of Korea	2.375%	6/25/24	18,000	18,972
	Export-Import Bank of Korea	3.250%	11/10/25	10,000	11,149
	Export-Import Bank of Korea	2.625%	5/26/26	2,000	2,176
4	Harvest Operations Corp.	4.200%	6/1/23	8,000	8,718
	Hydro-Quebec	8.050%	7/7/24	470	596
	IDB Trust Services Ltd.	2.393%	4/12/22	25,624	26,319
5	Japan Bank for International Cooperation	2.125%	7/21/20	11,000	11,006

5	Japan Bank for International Cooperation	2.125%	11/16/20	27,100	27,224
5	Japan Bank for International Cooperation	3.375%	10/31/23	10,000	10,918
5	Japan Bank for International Cooperation	2.500%	5/23/24	20,000	21,445
	Kingdom of Saudi Arabia	2.375%	10/26/21	6,500	6,591
	Korea Development Bank	2.500%	1/13/21	6,000	6,052
	Korea Development Bank	4.625%	11/16/21	605	636
	Korea Development Bank	3.375%	3/12/23	30,000	31,938
	Korea Development Bank	2.125%	10/1/24	33,000	34,544
*	Korea Development Bank, 3M USD LIBOR +
	0.675%	0.991%	9/19/20	8,850	8,849
4	Korea East-West Power Co. Ltd.	1.750%	5/6/25	15,000	15,439
	Korea Hydro & Nuclear Power Co. Ltd.	4.750%	7/13/21	9,984	10,393
7	KSA Sukuk Ltd.	3.628%	4/20/27	7,930	8,665
	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	510	546
	MDGH - GMTN BV	2.750%	5/11/23	5,000	5,151
	MDGH - GMTN BV	2.500%	11/7/24	624	642
4	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	20,096	20,235
4	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	6,600	7,016
4	Ontario Teachers' Cadillac Fairview
	Properties Trust	4.125%	2/1/29	24,580	26,955
4	Petronas Capital Ltd.	3.500%	4/21/30	1,993	2,212
4	Province of Alberta	1.750%	8/26/20	1,650	1,654
	Province of Manitoba	2.100%	9/6/22	2,100	2,173
	Province of Ontario	1.050%	5/21/27	25,000	24,995
	Province of Quebec	2.750%	8/25/21	10,150	10,428
	Province of Quebec	2.375%	1/31/22	15,700	16,185
	Province of Quebec	7.500%	7/15/23	2,065	2,487
	Province of Quebec	7.125%	2/9/24	2,674	3,280
	Province of Quebec	2.750%	4/12/27	4,730	5,282
	Province of Quebec	1.350%	5/28/30	30,000	30,201
2,4	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	67	68
	Republic of Chile	1.625%	1/30/25	9,387	11,032
	Republic of Chile	3.125%	1/21/26	8,000	8,737
2	Republic of Chile	3.240%	2/6/28	5,116	5,607
	Republic of Latvia	5.250%	6/16/21	2,000	2,076
	Republic of Lithuania	6.125%	3/9/21	58,266	60,418
	Republic of Lithuania	6.625%	2/1/22	16,800	18,292
	Republic of Poland	5.125%	4/21/21	10,910	11,305
	Republic of Poland	5.000%	3/23/22	30,837	33,074
	Republic of Poland	3.000%	3/17/23	1,921	2,034
	Republic of Slovenia	5.500%	10/26/22	3,385	3,721
	Republic of Slovenia	5.250%	2/18/24	18,841	21,581
4	SABIC Capital II BV	4.000%	10/10/23	17,612	18,746
	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	888	972
	Sinopec Group Overseas Development 2014
	Ltd.	4.375%	4/10/24	288	317
	Sinopec Group Overseas Development 2015
	Ltd.	3.250%	4/28/25	304	328
4	Slovak Republic	4.375%	5/21/22	2,500	2,653
	Slovak Republic	4.375%	5/21/22	706	749
	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	800	839
	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	12,340	12,648
	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	7,920	8,735
	State of Israel	2.750%	7/3/30	50,000	54,822

State of Kuwait	2.750%	3/20/22	4,740	4,884
State of Kuwait	3.500%	3/20/27	4,800	5,353
State of Qatar	4.500%	1/20/22	29,000	30,497
State of Qatar	3.875%	4/23/23	2,501	2,681
State of Qatar	3.375%	3/14/24	13,781	14,759
State of Qatar	3.400%	4/16/25	6,960	7,568
State of Qatar	4.500%	4/23/28	1,316	1,550
State of Qatar	4.000%	3/14/29	4,305	4,945
4	Temasek Financial I Ltd.	2.375%	1/23/23	2,000	2,082
4	Temasek Financial I Ltd.	3.625%	8/1/28	20,000	23,447
Total Sovereign Bonds (Cost $1,270,705)	1,329,363
Taxable Municipal Bonds (0.3%)
California GO	2.650%	4/1/26	50,000	54,530
Dallas TX Waterworks & Sewer System
Revenue	2.589%	10/1/27	1,450	1,562
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	2,250	2,250
New York NY GO	3.750%	6/1/28	1,020	1,113
New York NY GO	2.330%	10/1/29	5,000	5,326
Regents of the University of California
Revenue	3.063%	7/1/25	3,430	3,761
Texas GO	2.531%	10/1/23	480	502
Wisconsin GO	5.700%	5/1/26	2,585	2,971
Total Taxable Municipal Bonds (Cost $67,126)	72,015
Shares
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
8 Vanguard Market Liquidity Fund (Cost
$126,073)	0.227%	1,260,777	126,078
Total Investments (107.1%) (Cost $29,775,796)	30,848,159
Other Assets and Liabilities -Net (-7.1%)	(2,034,152)
Net Assets (100%)	28,814,007
Cost is in $000.

* Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable -rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
† Securities with a value of $8,222,000 have been segregated as initial margin for open centrally cleared swap contracts.
^ Securities with a value of $9,414,000 have been segregated as initial margin for open futures contracts.
§ Security value determined using significant unobservable inputs.
1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Includes securities purchased on a when-issued or delayed -delivery basis for which the fund has not taken delivery as of June 30, 2020.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $2,161,504,000, representing 7.5% of net assets.
5 Guaranteed by the Government of Japan.
6 Guaranteed by multiple countries.
7 Guaranteed by the Kingdom of Saudi Arabia.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

CMT —Constant Maturing Treasury Rate.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS —Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2020	6,216	865,092	3,332

Short Futures Contracts
2-Year U.S. Treasury Note	September 2020	(2,689)	(593,807)	(503)
Ultra 10-Year U.S. Treasury Note	September 2020	(1,914)	(301,425)	(1,985)
5-Year U.S. Treasury Note	September 2020	(1,300)	(163,465)	58
30-Year U.S. Treasury Note	September 2020	(459)	(81,960)	(1,220)
Ultra Long U.S. Treasury Bond	September 2020	(170)	(37,087)	(524)
Euro-Bobl	September 2020	(65)	(9,857)	(60)
				(4,234)

				(902)

Institutional Intermediate-Term Bond Fund

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Paid	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Received)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
America
Movil /A3	6/20/23	BARC	6,200	1.000	(91)	(66)	-	(25)
Federation
of	6/20/25	BNPSW	14,250	1.000	172	(332)	504	-
Malaysia/A3
					81	398	504	(25)

Credit Protection Purchased
State of
Qatar	6/20/22	BOANA	4,080	(1.000)	(55)	20	-	(75)
State of
Qatar	6/20/22	CITNA	7,920	(1.000)	(107)	37	-	(144)
Wells Fargo
& Co.	9/20/20	BOANA	3,740	(1.000)	(5)	(3)	-	(2)
							-
					(167)	54		(221)
					(86)	(344)	504	(246)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.

BARC--Barclays Bank plc.

BNPSW-- BNP Paribas.

BOANA--Bank of America, N.A.

CITNA--Citi Bank N.A.

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest Rate	Interest Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
Termination	Effective	Amount	(Paid)[2]	(Paid)[3]	Value	(Depreciation)
Date	Date	($000)	(%)	(%)	($000)	($000)
9/16/21	9/16/20[1]	64,542.250		0.000	11	36
9/16/22	9/16/20[1]	194,867	(.500)	0.000	(1,122)	(187)

Institutional Intermediate-Term Bond Fund

9/18/23	9/16/20[1]	121,868	(.500)	0.000	(933)	(173)
9/16/24	9/16/20[1]	73,080	(.500)	0.000	(660)	(139)
9/16/25	9/16/20[1]	71,373	(.500)	0.000	(570)	(140)
9/16/27	9/16/20[1]	33,810	(.750)	0.000	(632)	(75)
					(3,966)	(678)

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semiannually.

3 Based on 3-month LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each co ntract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from

Institutional Intermediate-Term Bond Fund

the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Schedule of Investments as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing

Institutional Intermediate-Term Bond Fund

brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse;
and has entered into agreements with its clearing brokers and executing brokers.

D. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At June 30, 2020, counterparties had deposited in segregated accounts securities with a value of
$2,294,000 and cash of $9,475,000 in connection with TBA transactions.

E. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage -dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for
Investment Securities Purchased.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June
30, 2020, based on the inputs used to value them:

Institutional Intermediate-Term Bond Fund

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	17,543,244`	—	17,543,244`
Asset-Backed/Commercial Mortgage-Backed
Securities	—	3,661,767	3,700	3,665,467
Corporate Bonds	—	8,111,992	—	8,111,992
Sovereign Bonds	—	1,329,363	—	1,329,363
Taxable Municipal Bonds	—	72,015	—	72,015
Temporary Cash Investments	126,078	—	—	126,078
Total	126,078	30,718,381	3,700	30,848,159
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,439	—	—	1,439
Swap Contracts	61[1]	504	—	565
Total	1,500	504	—	2,004
Liabilities
Futures Contracts[1]	1,065	—	—	1,065
Swap Contracts	43[1]	246	—	289
Total	1,108	246	—	1,354
1 Represents variation margin on the last day of the reporting period.